As filed with the Securities and Exchange Commission on August 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10267

GPS Funds I

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967
(Address of principal executive offices) (Zip code)

Starr E. Frohlich
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523
(Name and address of agent for service)

(800) 664-5345
Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

GuideMarkSM Large Cap Growth Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 96.80%
	Aerospace & Defense - 2.46%
28,354	Boeing Co.	$2,096,211
47,100	Honeywell International, Inc.	2,806,689

		4,902,900

	Air Freight & Logistics - 0.51%
12,759	C.H. Robinson Worldwide, Inc. (b)	1,005,920

	Automobiles - 0.51%
73,889	Ford Motor Co. (a)(b)	1,018,929

	Biotechnology - 1.37%
46,776	Amgen, Inc. (a)(b)	2,729,380

	Communications Equipment - 4.27%
97,858	Alcatel-Lucent (a)(b)	564,641
444,770	Cisco Systems, Inc.	6,942,860
24,994	Riverbed Technology, Inc. (a)(b)	989,512

		8,497,013

	Computers & Peripherals - 16.82%
26,199	Apple, Inc. (a)	8,794,218
142,100	Dell, Inc. (a)	2,368,807
264,390	EMC Corp. (a)(b)	7,283,945
60,873	International Business Machines Corp. (b)	10,442,763
47,634	NetApp, Inc. (a)(b)	2,514,123
130,780	QLogic Corp. (a)	2,082,018

		33,485,874

	Consumer Finance - 0.70%
26,944	American Express Co.	1,393,005

	Diversified Consumer Services - 0.78%
35,537	Apollo Group, Inc. (a)(b)	1,552,256

	Electrical Equipment - 0.80%
28,407	Emerson Electric Co.	1,597,894

	Energy Equipment & Services - 3.47%
21,484	Baker Hughes, Inc. (b)	1,558,879
37,912	Cameron International Corp. (a)(b)	1,906,594
2,520	Core Laboratories NV	281,081
29,427	Diamond Offshore Drilling, Inc. (b)	2,071,955
26,844	Oceaneering International, Inc. (a)(b)	1,087,182

		6,905,691

	Food Products - 0.26%
14,796	Kraft Foods, Inc.	521,263

	Health Care Equipment & Supplies - 1.74%
85,627	Hologic, Inc. (a)	1,727,097
3,786	Intuitive Surgical, Inc. (a)(b)	1,408,808
5,586	Stryker Corp. (b)	327,842

		3,463,747

	Health Care Providers & Services - 5.37%
36,295	AmerisourceBergen Corp. (b)	1,502,613
45,741	Cardinal Health, Inc.	2,077,556
28,135	Express Scripts, Inc. (a)(b)	1,518,727
16,215	Laboratory Corporation of America Holdings (a)(b)	1,569,450
77,681	UnitedHealth Group, Inc.	4,006,786

		10,675,132

	Hotels, Restaurants & Leisure - 0.92%
10,100	Ctrip.com International, Ltd. (a)(b)	435,108
35,176	Starbucks Corp.	1,389,100

		1,824,208

	Industrial Conglomerates - 2.30%
199,529	General Electric Co.	3,763,117
16,699	Tyco International Ltd. - ADR	825,432

		4,588,549

	Internet & Catalog Retail - 0.99%
3,455	Amazon.com, Inc. (a)(b)	706,513
2,488	Priceline.com, Inc. (a)(b)	1,273,682

		1,980,195

	Internet Software & Services - 1.99%
51,280	eBay, Inc. (a)	1,654,806
60,225	IAC/InterActiveCorp (a)(b)	2,298,788

		3,953,594

	IT Services - 0.54%
14,613	Cognizant Technology Solutions Corp. (b)	1,071,717

	Life Sciences Tools & Services - 2.07%
34,673	Bruker Corp. (a)(b)	705,942
35,748	Waters Corp. (a)(b)	3,422,514

		4,128,456

	Machinery - 7.68%
49,676	Caterpillar, Inc. (b)	5,288,506
14,007	Cummins, Inc.	1,449,584
28,780	Dover Corp.	1,951,284
32,018	Illinois Tool Works, Inc.	1,808,697
19,445	Joy Global, Inc. (b)	1,851,942
32,776	Parker Hannifin Corp. (b)	2,941,318

		15,291,331

	Media - 3.37%
28,883	DIRECTV (a)(b)	1,467,834
98,842	News Corp.	1,749,503
61,799	Omnicom Group, Inc. (b)	2,976,240
239,579	Sirius Xm Radio, Inc. (a)	524,678

		6,718,255

	Metals & Mining - 4.26%
17,550	Cliffs Natural Resources, Inc.	1,622,498
17,264	Freeport-McMoran Copper & Gold, Inc.	913,266
30,484	Nucor Corp. (b)	1,256,550
23,819	Rio Tinto Plc (b)	1,722,590
31,761	Teck Resources Ltd.	1,611,553
11,773	Walter Energy, Inc.	1,363,313

		8,489,770

	Oil & Gas - 8.02%
28,306	Anadarko Petroleum Corp.	2,172,769
32,290	BP Plc	1,430,124
46,841	Canadian Natural Resource Ltd. - ADR	1,960,764
50,485	Exxon Mobil Corp. (b)	4,108,469
28,039	Occidental Petroleum Corp. (b)	2,917,178
27,589	Petrohawk Energy Corp. (a)	680,621
105,100	Valero Energy Corp.	2,687,407

		15,957,332

	Pharmaceuticals - 0.41%
15,623	Abbott Laboratories	822,082

	Semiconductor & Semiconductor Equipment - 6.88%
147,490	Altera Corp. (b)	6,836,162
56,007	Analog Devices, Inc.	2,192,114

148,100	Intersil Corp. (b)	1,903,085
64,970	MEMC Electronic Materials, Inc. (a)	554,194
60,847	Xilinx, Inc. (b)	2,219,090

		13,704,645

	Software - 11.49%
41,322	Adobe Systems, Inc. (a)	1,299,577
46,980	Autodesk, Inc. (a)	1,813,428
34,809	BMC Software, Inc. (a)	1,904,052
31,347	Check Point Software Technologies Ltd. - ADR (a)(b)	1,782,077
25,090	Citrix Systems, Inc. (a)	2,007,200
12,740	Longtop Financial Technologies Ltd. - ADR (a)(b)	73,032
245,434	Microsoft Corp.	6,381,284
212,176	Oracle Corp.	6,982,712
13,984	Red Hat, Inc. (a)	641,866

		22,885,228

	Specialty Retail - 3.41%
15,812	Advance Auto Parts, Inc. (b)	924,844
24,439	Ross Stores, Inc. (b)	1,958,054
20,389	Sherwin Williams Co. (b)	1,710,025
17,507	The Buckle, Inc. (b)	747,549
27,316	The TJX Companies, Inc.	1,434,909

		6,775,381

	Textiles, Apparel & Luxury Goods - 2.46%
32,156	Coach, Inc. (b)	2,055,734
6,596	Deckers Outdoor Corp. (a)(b)	581,371
2,030	Fossil, Inc. (a)	238,972
9,593	Lululemon Athletica, Inc. (a)(b)	1,072,689
7,135	Polo Ralph Lauren Corp. (b)	946,172

		4,894,938

	Wireless Telecommunication Services - 0.95%
70,652	Vodafone Group Plc (b)	1,887,821

	Total Common Stocks (Cost $170,560,886)	192,722,506

	SHORT TERM INVESTMENTS - 3.20%
	Money Market Funds - 3.20%
6,370,739	Federated Prime Obligations Fund Effective Yield, 0.09%	6,370,739

	Total Short Term Investments (Cost $6,370,739)	6,370,739

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 36.54%
	Money Market Funds - 36.50%
72,675,927	Mount Vernon Prime Portfolio Effective Yield, 0.20%	72,675,927
20,508	Reserve Primary Fund (c)	365

	Total Money Market Funds (Cost $72,696,435)	72,676,292

Principal Amount

	Cash - 0.04%
$80,335	Cash	80,335

	Total Cash (Cost $80,335)	80,335

	Total Investments Purchased as Securities Lending Collateral (Cost $72,776,770)	72,756,627

	Total Investments (Cost $249,708,395) - 136.54%	271,849,872
	Liabilities in Excess of Other Assets - (36.54)%	(72,746,464)

	TOTAL NET ASSETS - 100.00%	$199,103,408

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2011, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $365, which represents 0.00% of total net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Cost of investments	$249,708,395

Gross unrealized appreciation	26,727,085
Gross unrealized depreciation	(4,585,608)

Net unrealized appreciation	$22,141,477

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$192,722,506	$-	$-	$192,722,506

Short Term Investments	6,370,739	-	-	6,370,739

Investments Purchased as Securities Lending Collateral	72,756,262	-	365	72,756,627

Total Investments in Securities	$271,849,507	$-	$365	$271,849,872

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments Purchased as Securities Lending Collateral

Balance as of March 31, 2011	$365
Accrued discounts/(amortization of premiums), net	-
Realized loss	-
Change in unrealized appreciation	-
Net sales	-
Transfers in and/or (out) of Level 3	-

Balance as of June 30, 2011	$365

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2011.	$-

GuideMarkSM Large Cap Value Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 98.00%
	Aerospace & Defense - 6.89%
26,600	Goodrich Corp.	$2,540,300
45,200	Honeywell International, Inc.	2,693,468
28,500	ITT Corp. (b)	1,679,505
46,800	L-3 Communications Holdings, Inc. (b)	4,092,660
49,900	Raytheon Co. (b)	2,487,515

		13,493,448

	Beverages - 0.59%
14,000	Diageo Plc - ADR	1,146,180

	Building Products - 0.97%
157,300	Masco Corp. (b)	1,892,319

	Capital Markets - 1.70%
31,600	Ameriprise Financial, Inc.	1,822,688
33,600	State Street Corp. (b)	1,515,024

		3,337,712

	Commercial Banks - 4.18%
168,400	Fifth Third Bancorp	2,147,100
63,000	PNC Financial Services Group, Inc.	3,755,430
81,300	Wells Fargo & Co.	2,281,278

		8,183,808

	Computers & Peripherals - 2.05%
11,000	Hewlett-Packard Co.	400,400
21,100	International Business Machines Corp. (b)	3,619,705

		4,020,105

	Consumer Finance - 8.13%
56,600	American Express Co.	2,926,220
111,700	Capital One Financial Corp. (b)	5,771,539
110,300	Discover Financial Services	2,950,525
252,900	SLM Corp. (a)	4,251,249

		15,899,533

	Containers & Packaging - 1.22%
99,900	Sealed Air Corp.	2,376,621

	Diversified Financial Services - 3.81%
175,400	Bank of America Corp. (b)	1,922,384
66,580	Citigroup, Inc. (a)	2,772,391
67,700	JPMorgan Chase & Co.	2,771,638

		7,466,413

	Diversified Telecommunication Services - 1.18%
37,500	AT&T, Inc. (b)	1,177,875
30,800	Verizon Communications, Inc.	1,146,684

		2,324,559

	Electric Utilities - 0.81%
35,800	Pinnacle West Capital Corp.	1,595,964

	Electrical Equipment - 0.84%
29,300	Emerson Electric Co.	1,648,125

	Electronic Equipment & Instruments - 2.13%
107,400	Corning, Inc.	1,949,310
86,600	Molex, Inc. (b)	2,231,682

		4,180,992

	Energy Equipment & Services - 1.26%
69,800	Seadrill Ltd. (b)	2,462,544

	Food & Staples Retailing - 2.31%
68,100	CVS Caremark Corp.	2,559,198
46,200	Walgreen Co. (b)	1,961,652

		4,520,850

	Gas Utilities - 0.53%
14,100	Oneok, Inc. (b)	1,043,541

	Health Care Equipment & Supplies - 2.60%
39,800	Baxter International, Inc.	2,375,662
70,500	Medtronic, Inc.	2,716,365

		5,092,027

	Health Care Providers & Services - 8.87%
46,500	Cardinal Health, Inc.	2,112,030
43,200	CIGNA Corp. (b)	2,221,776
79,900	Coventry Health Care, Inc. (a)	2,913,953
72,500	Omnicare, Inc. (b)	2,312,025
78,200	UnitedHealth Group, Inc.	4,033,556
48,200	Wellpoint, Inc.	3,796,714

		17,390,054

	Hotels, Restaurants & Leisure - 3.80%
76,600	Carnival Corp. - ADR	2,882,458
144,600	International Game Technology (b)	2,542,068
53,900	Royal Caribbean Cruises Ltd. (a)(b)	2,028,796

		7,453,322

	Household Durables - 3.42%
35,200	Newell Rubbermaid, Inc.	555,456
85,200	Stanley Black & Decker, Inc.	6,138,660

		6,694,116

	Industrial Conglomerates - 1.28%
133,400	General Electric Co.	2,515,924

	Insurance - 2.75%
14,100	Chubb Corp.	882,801
61,900	Willis Group Holdings Plc (b)	2,544,709
89,400	XL Group Plc	1,965,012

		5,392,522

	IT Services - 1.48%
32,600	Computer Sciences Corp. (b)	1,237,496
83,400	The Western Union Co.	1,670,502

		2,907,998

	Machinery - 3.44%
42,500	Eaton Corp.	2,186,625
57,700	Illinois Tool Works, Inc. (b)	3,259,473
15,700	SPX Corp.	1,297,762

		6,743,860

	Metals & Mining - 0.58%
71,900	Alcoa, Inc. (b)	1,140,334

	Multi-Utilities - 2.56%
94,100	CenterPoint Energy, Inc. (b)	1,820,835
68,400	MDU Resources Group, Inc.	1,539,000
67,500	Xcel Energy, Inc. (b)	1,640,250

		5,000,085

	Office Electronics - 0.97%
181,800	Xerox Corp. (b)	1,892,538

	Oil & Gas - 10.35%
77,400	BP Plc	3,428,046
12,000	Chevron Corp. (b)	1,234,080
46,700	ConocoPhillips	3,511,373
60,300	Marathon Oil Corp.	3,176,604

29,200	Murphy Oil Corp. (b)	1,917,272
32,900	Occidental Petroleum Corp.	3,422,916
15,700	Royal Dutch Shell Plc	1,116,741
90,400	Spectra Energy Corp. (b)	2,477,864

		20,284,896

	Pharmaceuticals - 4.54%
47,300	Johnson & Johnson	3,146,396
163,200	Pfizer, Inc.	3,361,920
31,400	Sanofi Aventis (b)	1,261,338
23,300	Teva Pharmaceutical Industries Ltd. - ADR	1,123,526

		8,893,180

	Professional Services - 0.57%
14,800	The Dun & Bradstreet Corp. (b)	1,117,992

	Semiconductor & Semiconductor Equipment - 4.23%
138,000	Applied Materials, Inc.	1,795,380
76,900	Intel Corp. (b)	1,704,104
59,900	Microchip Technology, Inc. (b)	2,270,809
75,800	Texas Instruments, Inc.	2,488,514

		8,258,807

	Software - 1.07%
80,900	Microsoft Corp.	2,103,400

	Textiles, Apparel & Luxury Goods - 0.99%
67,900	Hanesbrands, Inc. (a)	1,938,545

	Thrifts & Mortgage Finance - 0.90%
117,000	New York Community Bancorp, Inc. (b)	1,753,830

	Tobacco - 4.50%
62,700	Altria Group, Inc.	1,655,907
16,200	Lorillard, Inc.	1,763,694
55,500	Philip Morris International, Inc.	3,705,735
45,900	Reynolds American, Inc.	1,700,595

		8,825,931

	Wireless Telecommunication Services - 0.50%
36,400	Vodafone Group Plc (b)	972,608

	Total Common Stocks (Cost $174,244,134)	191,964,683

	REAL ESTATE INVESTMENT TRUSTS - 1.70%
	Real Estate Investment Trusts - 1.70%
68,100	Annaly Capital Management, Inc. (b)	1,228,524
15,600	Essex Property Trust, Inc. (b)	2,110,524

	Total Real Estate Investment Trusts (Cost $2,937,921)	3,339,048

	SHORT TERM INVESTMENTS - 0.53%
	Money Market Funds - 0.53%
1,031,323	Federated Prime Obligations Fund Effective Yield, 0.09%	1,031,323

	Total Short Term Investments (Cost $1,031,323)	1,031,323

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 28.56%
	Money Market Funds - 28.53%
55,875,182	Mount Vernon Prime Portfolio Effective Yield, 0.20%	55,875,182
23,460	Reserve Primary Fund (c)	418

	Total Money Market Funds (Cost $55,898,642)	55,875,600

Principal Amount

	Cash - 0.03%
$61,764	Cash	61,764

	Total Cash (Cost $61,764)	61,764

Total Investments Purchased as Securities Lending Collateral (Cost $55,960,406)	55,937,364

Total Investments (Cost $234,173,784) - 128.79%	252,272,418
Liabilities in Excess of Other Assets - (28.79)%	(56,399,177)

TOTAL NET ASSETS - 100.00%	$195,873,241

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2011, the Advisor has fair valued this security and deemed it illiquid. The value of this security is $418, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$234,173,784

Gross unrealized appreciation	23,336,640
Gross unrealized depreciation	(5,238,006)

Net unrealized appreciation	$18,098,634

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$191,964,683	$-	$-	$191,964,683

Real Estate Investment Trusts	3,339,048	-	-	3,339,048

Short Term Investments	1,031,323	-	-	1,031,323

Investments Purchased as Securities Lending Collateral	55,936,946	-	418	55,937,364

Total Investments in Securities	$252,272,000	$-	$418	$252,272,418

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$418
Accrued discounts/(amortization of premiums), net	-
Realized loss	-
Change in unrealized appreciation	-
Net sales	-
Transfers in and/or (out) of Level 3	-

Balance as of June 30, 2011	$418

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2011.	$-

GuideMarkSM Small/Mid Cap Core Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 95.12%
	Aerospace & Defense - 1.69%
29,500	BE Aerospace, Inc. (a)	$1,203,895

	Auto Components - 2.38%
43,330	Dana Holding Corp. (a)(b)	792,939
20,540	Tenneco, Inc. (a)(b)	905,198

		1,698,137

	Beverages - 0.35%
12,020	Constellation Brands, Inc. (a)	250,256

	Biotechnology - 3.73%
16,870	Affymax, Inc. (a)(b)	115,897
37,600	Amarin Corp. Plc (a)	544,072
11,610	Biomarin Pharmaceutical, Inc. (a)(b)	315,908
60,000	Chelsea Therapeutics International Ltd. (a)(b)	306,000
48,010	Idenix Pharmaceuticals, Inc. (a)(b)	240,050
19,030	Onyx Pharmaceuticals, Inc. (a)(b)	671,759
4,120	Pharmasset, Inc. (a)(b)	462,264

		2,655,950

	Capital Markets - 6.80%
30,320	Fxcm, Inc. (b)	300,774
120,660	GFI Group, Inc.	553,829
32,700	Invesco Ltd.	765,180
42,520	Investment Technology Group (a)	596,130
150,910	MF Global Holdings Ltd. (a)(b)	1,168,044
19,030	optionsXpress Holdings, Inc. (b)	317,420
12,460	TD Ameritrade Holding Corp. (b)	243,095
24,960	Waddell & Reed Financial, Inc.	907,297

		4,851,769

	Chemicals - 4.13%
10,390	Ashland, Inc.	671,401
8,050	Celanese Corp.	429,146
3,220	CF Industries Holdings, Inc.	456,177
8,610	Innospec, Inc. (a)	289,382
12,360	Olin Corp.	280,078
11,020	Rockwood Holdings, Inc. (a)	609,296
3,920	Westlake Chemical Corp. (b)	203,448

		2,938,928

	Commercial Banks - 3.72%
7,610	Comerica, Inc.	263,078
33,890	FirstMerit Corp.	559,524
141,390	Huntington Bancshares, Inc. (b)	927,518
8,410	Iberiabank Corp. (b)	484,752
66,720	Regions Financial Corp. (b)	413,664

		2,648,536

	Communications Equipment - 1.84%
23,190	ADTRAN, Inc. (b)	897,685
22,340	Ciena Corp. (a)(b)	410,609

		1,308,294

	Computers & Peripherals - 1.72%
22,540	Stec, Inc. (a)(b)	383,405
23,250	Western Digital Corp. (a)	845,835

		1,229,240

	Construction & Engineering - 2.61%
9,130	AECOM Technology Corp. (a)(b)	249,614
15,300	Chicago Bridge & Iron Co. NV	595,170
11,210	EMCOR Group, Inc. (a)	328,565
22,550	Foster Wheeler AG (a)	685,069

		1,858,418

	Consumer Finance - 0.75%
24,650	Dollar Financial Corp. (a)	533,673

	Containers & Packaging - 0.74%
7,940	Rock-Tenn Co.	526,740

	Diversified Financial Services - 0.61%
27,720	Interactive Brokers Group, Inc.	433,818

	Diversified Telecommunication Services - 0.34%
14,130	Cogent Communications Group, Inc. (a)	240,351

	Electric Utilities - 2.84%
55,650	AES Corp. (a)	708,981
10,720	Empire District Electric Co.	206,467
26,680	Portland General Electric Co.	674,470
13,300	UIL Holdings Corp. (b)	430,255

		2,020,173

	Energy Equipment & Services - 3.11%
5,120	Oil States International, Inc. (a)(b)	409,139
52,740	Patterson-UTI Energy, Inc.	1,667,111
3,650	Rowan Companies, Inc. (a)	141,657

		2,217,907

	Food & Staples Retailing - 1.27%
11,200	BJ’s Wholesale Club, Inc. (a)	563,921
8,850	The Fresh Market, Inc. (a)(b)	342,318

		906,239

	Food Products - 1.15%
42,970	Chiquita Brands International, Inc. (a)(b)	559,469
14,730	Darling International, Inc. (a)	260,721

		820,190

	Gas Utilities - 0.65%
6,380	National Fuel Gas Co.	464,464

	Health Care Equipment & Supplies - 3.77%
8,940	Analogic Corp.	470,155
25,500	Conceptus, Inc. (a)(b)	297,585
13,070	DENTSPLY International, Inc. (b)	497,706
31,980	Hologic, Inc. (a)	645,036
24,850	Immucor, Inc. (a)	507,437
1,790	Orthofix International NV (a)(b)	76,021
5,870	Thoratec Corp. (a)	192,653

		2,686,593

	Health Care Providers & Services - 1.41%
19,010	Omnicare, Inc. (b)	606,229
7,760	Wellcare Health Plans, Inc. (a)	398,942

		1,005,171

	Hotels, Restaurants & Leisure - 1.56%
17,490	Cheesecake Factory, Inc. (a)(b)	548,661
42,740	MGM MIRAGE (a)(b)	564,596

		1,113,257

	Household Durables - 0.61%
37,640	D.R. Horton, Inc. (b)	433,613

	Insurance - 3.56%
66,790	American Equity Investment Life Holding Co. (b)	848,901
32,810	Delphi Financial Group, Inc.	958,380

22,000	Platinum Underwriters Holdings Ltd. (b)	731,280

		2,538,561

	Internet Software & Services - 1.21%
18,000	VistaPrint NV (a)	861,300

	IT Services - 1.76%
35,900	Genpact Ltd. (a)	618,916
42,140	Sapient Corp. (a)	633,364

		1,252,280

	Leisure Equipment & Products - 1.24%
20,080	Hasbro, Inc.	882,114

	Life Sciences Tools & Services - 0.24%
23,010	Sequenom, Inc. (a)(b)	173,726

	Machinery - 7.89%
24,690	AGCO Corp. (a)	1,218,698
6,200	CNH Global NV (a)	239,630
40,900	Commercial Vehicle Group, Inc. (a)	580,371
4,930	Flowserve Corp.	541,758
5,610	Joy Global, Inc.	534,296
33,100	Kennametal, Inc.	1,397,151
3,180	Navistar International Corp. (a)	179,543
32,910	Terex Corp. (a)(b)	936,290

		5,627,737

	Media - 2.00%
61,520	Interpublic Group Cos., Inc. (b)	769,000
52,950	Regal Entertainment Group (b)	653,933

		1,422,933

	Metals & Mining - 1.98%
3,770	Compass Minerals International, Inc.	324,484
3,270	Globe Specialty Metals, Inc. (a)	73,313
6,980	Reliance Steel & Aluminum Co.	346,557
5,780	Walter Energy, Inc. (b)	669,324

		1,413,678

	Multiline Retail - 2.05%
11,470	Family Dollar Stores, Inc.	602,863
76,920	Saks, Inc. (a)(b)	859,197

		1,462,060

	Multi-Utilities - 1.26%
15,380	CMS Energy Corp.	302,832
11,830	OGE Energy Corp.	595,286

		898,118

	Oil & Gas - 4.39%
9,670	Berry Petroleum Co. (b)	513,767
1,480	Cimarex Energy Co.	133,082
5,890	Concho Resources, Inc. (a)(b)	540,997
28,740	Forest Oil Corp. (a)	767,645
6,590	Newfield Exploration Co. (a)	448,252
22,290	Petrohawk Energy Corp. (a)	549,894
2,390	SM Energy Co.	175,617

		3,129,254

	Pharmaceuticals - 1.46%
18,300	Medicis Pharmaceutical Corp. (b)	698,511
5,980	Salix Pharmaceuticals, Inc. (a)(b)	238,183
4,800	Theravance, Inc. (a)(b)	106,608

		1,043,302

	Real Estate - 1.57%
11,860	Jones Lang Lasalle, Inc.	1,118,398

	Road & Rail - 0.74%
38,780	Swift Transportation Co. (a)(b)	525,469

	Semiconductor & Semiconductor Equipment - 3.33%
30,740	Advanced Micro Devices, Inc. (a)	214,873
21,300	Avago Technologies Ltd.	809,400
18,470	NetLogic Microsystems, Inc. (a)(b)	746,557
17,360	Omnivision Technologies, Inc. (a)(b)	604,302

		2,375,132

	Software - 6.48%
16,600	Check Point Software Technologies Ltd. - ADR (a)(b)	943,709
83,450	Compuware Corp. (a)	814,472
63,650	Demandtec, Inc. (a)(b)	579,215
9,030	Pegasystems, Inc.	420,347
15,310	Rovi Corp. (a)(b)	878,182
14,610	Solarwinds, Inc. (a)(b)	381,905
20,180	Sourcefire, Inc. (a)(b)	599,750

		4,617,580

	Specialty Retail - 2.69%
17,650	Dicks Sporting Goods, Inc. (a)	678,642
14,050	Guess?, Inc.	590,943
22,900	Urban Outfitters, Inc. (a)	644,635

		1,914,220

	Textiles, Apparel & Luxury Goods - 0.91%
10,180	Coach, Inc.	650,807

	Trading Companies & Distributors - 1.30%
36,420	United Rentals, Inc. (a)(b)	925,068

	Water Utilities - 0.54%
13,140	American Water Works Co., Inc.	386,973

	Wireless Telecommunication Services - 0.74%
5,060	NII Holdings, Inc. (a)(b)	214,443
8,300	SBA Communications Corp. (a)	316,977

		531,420

	Total Common Stocks (Cost $68,775,983)	67,795,742

	REAL ESTATE INVESTMENT TRUSTS - 2.70%
	Real Estate Investment Trusts - 2.70%
5,200	Camden Property Trust	330,824
42,500	Douglas Emmett, Inc. (b)	845,325
18,280	Post Properties, Inc. (b)	745,093

	Total Real Estate Investment Trusts (Cost $1,863,078)	1,921,242

	SHORT TERM INVESTMENTS - 2.41%
	Money Market Funds - 2.41%
1,719,081	Federated Prime Obligations Fund Effective Yield, 0.09%	1,719,081

	Total Short Term Investments (Cost $1,719,081)	1,719,081

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 30.82%
	Money Market Funds - 30.78%
21,938,761	Mount Vernon Prime Portfolio Effective Yield, 0.20%	21,938,761
6,386	Reserve Primary Fund (c)	114

	Total Money Market Funds (Cost $21,945,147)	21,938,875

Principal Amount

	Cash - 0.04%
$24,250	Cash	24,250

	Total Cash (Cost $24,250)	24,250

	Total Investments Purchased as Securities Lending Collateral (Cost $21,969,397)	21,963,125

Total Investments (Cost $94,327,539) - 131.05%	93,399,190
Liabilities in Excess of Other Assets - (31.05)%	(22,126,803)

TOTAL NET ASSETS - 100.00%	$71,272,387

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2011, the Advisor has fair valued this security and deemed it illiquid. The value of this security is $114, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$94,327,539

Gross unrealized appreciation	3,215,499
Gross unrealized depreciation	(4,143,848)

Net unrealized appreciation	($928,349)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011:

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Total Equity	$67,795,742	$-	$-	$67,795,742

Real Estate Investment Trusts	1,921,242	-	-	1,921,242

Short Term Investments	1,719,081	-	-	1,719,081

Investments Purchased as Securities Lending Collateral	21,963,011	-	114	21,963,125

Total Investments in Securities	$93,399,076	$-	$114	$93,399,190

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$114
Accrued discounts/(amortization of premiums), net	-
Realized loss	-
Change in unrealized appreciation	-
Net sales	-
Transfers in and/or (out) of Level 3	-

Balance as of June 30, 2011	$114

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2011.	$-

GuideMarkSM World ex-US Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 95.06%
	Argentina - 0.22%
12,000	YPF SA	$540,600

	Australia - 6.40%
74,600	Australia and New Zealand Banking Group Ltd.	1,768,375
24,200	BHP Billiton Ltd.	1,143,711
35,890	Billabong International Ltd.	232,552
31,210	Commonwealth Bank of Australia	1,757,749
27,130	CSL Ltd.	964,361
150,110	Foster’s Group Ltd.	829,150
54,320	Incitec Pivot Ltd.	226,228
12,880	Macquarie Group Ltd.	434,512
289,270	MAp Group	1,038,771
17,800	Medusa Mining Ltd.(a)	125,920
34,440	Newcrest Mining Ltd.	1,395,496
51,410	Oil Search Ltd.	368,024
37,200	Origin Energy Ltd.	632,499
12,660	OZ Minerals Ltd.(a)	180,150
16,475	QBE Insurance Group Ltd.	305,776
18,590	Rio Tinto Ltd.	1,663,962
44,620	Suncorp Group Ltd.	390,016
202,360	Telstra Corp. Ltd.	628,809
59,170	Treasury Wine Estates Ltd.(a)	215,773
14,702	Wesfarmers Ltd.	503,863
64,630	Westfield Group(a)	602,385
5,300	Woodside Petroleum Ltd.	233,820

		15,641,902

	Austria - 0.29%
4,850	Erste Group Bank AG	254,011
10,560	Verbund AG	459,760

		713,771

	Belgium - 0.81%
126,100	Ageas	341,559
11,840	KBC Groep NV	464,593
21,410	Umicore SA	1,167,759

		1,973,911

	Bermuda - 0.29%
403,000	COSCO Pacific Ltd.	711,445

	Brazil - 2.75%
36,900	Banco Bradesco SA	624,911
46,150	Banco do Estado do Rio Grande do Sul	517,493
89,200	BM&FBovespa SA	589,847
25,200	Cia de Bebidas das Americas	691,743
24,300	Cia de Saneamento Basico do Estado de Sau Paulo	720,911
30,400	Drogasil SA	212,906
21,300	Fleury SA	311,451
29,400	Iguatemi Empresa de Shopping Centers SA	721,319
16,800	Marisa Lojas SA	259,861
38,600	OGX Petroleo e Gas Participacoes SA(a)	359,869
64,500	PDG Realty SA Empreendimentos e Participacoes	363,281
58,200	Petroleo Brasileiro SA	974,070

12,710	Telecomunicacoes de Sao Paulo SA(a)	370,554

		6,718,216

	Canada - 8.31%
18,400	Alimentation Couche Tard, Inc.(a)	536,480
21,300	Bank of Montreal(a)	1,354,922
127,300	Bombardier, Inc. - Class B(a)	917,347
34,000	Brookfield Office Properties, Inc.(a)	656,768
17,900	Canadian Imperial Bank of Commerce(a)	1,413,329
23,200	Canadian Oil Sands Ltd.(a)	669,455
19,400	Dollarama, Inc.(a)	657,160
14,700	Eldorado Gold Corp.(a)	216,891
91,300	European Goldfields Ltd.(a)	956,120
5,700	First Quantum Minerals Ltd.	831,079
900	Goldcorp, Inc.(a)	43,533
24,200	Goldcorp, Inc. - ADR	1,168,134
18,100	Industrial Alliance Insurance & Financial Services, Inc.(a)	752,564
11,300	Intact Financial Corp.(a)	649,095
7,106	NovaTek OAO(a)	982,708
10,700	Open Text Corp.(a)	685,967
4,200	Petrobank Energy & Resources Ltd.(a)	61,664
24,300	Petrominerales Ltd.(a)	713,290
19,400	Potash Corp. of Saskatchewan, Inc. - ADR	1,105,606
11,600	Rogers Communications, Inc.	458,432
10,800	Silver Wheaton Corp.(a)	356,435
42,100	Suncor Energy, Inc.(a)	1,650,040
55,100	Talisman Energy, Inc.(a)	1,131,765
13,800	Toronto-Dominion Bank(a)	1,170,163
15,400	TransCanada Corp.(a)	676,230
9,300	Valeant Pharmaceuticals International, Inc.(a)	483,587

		20,298,764

	Cayman Islands - 0.32%
88,000	China Mengniu Dairy Co. Ltd.(a)	297,167
916,000	Hengdeli Holdings Ltd.	485,227

		782,394

	China - 0.73%
316,000	Anhui Expressway Co.	264,339
1,341,000	China Construction Bank Corp.	1,116,363
27,000	Ping An Insurance Group Co.	280,035
10,000	Yantai Changyu Pioneer Wine Co. Ltd. - Class B(a)	111,990

		1,772,727

	Czech Republic - 0.32%
5,640	CEZ AS	290,361
2,000	Komercni Banka AS	487,342

		777,703

	Denmark - 1.70%
6,190	Carlsberg A/S	673,985
29,175	Danske Bank A/S(a)	539,968
20,670	Novo Nordisk A/S	2,589,524
4,000	William Demant Holding A/S(a)	361,248

		4,164,725

	Finland - 0.29%
14,190	Fortum OYJ	411,446
9,500	Sampo OYJ	306,705

		718,151

	France - 7.14%
3,295	Air Liquide SA	472,052
16,260	Alstom SA	1,001,536
53,350	AXA SA	1,211,061

22,350	BNP Paribas SA	1,723,396
9,105	Cap Gemini SA	533,171
2,425	Christian Dior SA	381,077
51,794	Credit Agricole SA	778,125
11,900	Danone	888,377
5,820	Eiffage SA	384,720
3,680	Iliad SA	493,853
7,760	L’Oreal SA	1,007,052
5,820	LVMH Moet Hennessy Louis Vuitton SA	1,045,843
4,850	PPR	863,815
20,330	Safran SA	867,502
26,026	Sanofi-Aventis SA	2,093,560
7,260	Schneider Electric SA	1,212,223
24,943	Societe Generale SA	1,477,284
1,600	Vallourec SA	195,066
12,480	Vinci SA	800,939

		17,430,652

	Germany - 6.83%
4,780	Allianz SE	666,560
13,280	BASF SE	1,301,731
17,090	Bayer AG	1,372,618
10,940	Bayerische Motoren Werke AG	1,092,464
9,100	Deutsche Boerse AG	690,963
6,872	Fresenius Medical Care AG & Co. KGaA	513,994
12,380	GEA Group AG	443,363
6,972	HeidelbergCement AG	445,902
2,500	K&S AG	191,972
5,820	Lanxess AG	477,409
6,724	Linde AG	1,179,708
4,335	MAN SE	577,425
8,600	Metro AG	520,801
14,500	ProSiebenSat.1 Media AG	412,808
22,162	SAP AG	1,343,653
17,160	Siemens AG	2,358,156
9,950	ThyssenKrupp AG	516,982
10,664	Volkswagen AG	2,205,282
1,725	Wacker Chemie AG	372,603

		16,684,394

	Hong Kong - 3.74%
258,200	AIA Group Ltd.(a)	898,801
211,000	Ajisen China Holdings Ltd.	438,205
267,000	Belle International Holdings Ltd.	564,088
36,000	Cheung Kong Holdings Ltd.	528,661
393,600	China Medical System Holdings Ltd.	402,814
78,000	China Merchants Holdings International Co. Ltd.	302,666
232,000	China Unicom Hong Kong Ltd.	470,964
178,000	China Yurun Food Group Ltd.	503,305
475,000	Geely Automobile Holdings Ltd.	186,535
25,000	Hang Seng Bank Ltd.	399,909
64,000	Henderson Land Development Co. Ltd.	413,859
233,000	Huabao International Holdings Ltd.	211,990
1,915,000	Industrial & Commercial Bank of China	1,460,660
300,000	Li & Fung Ltd.	599,607
9,500	Orient Overseas International Ltd.	61,421
96,000	SJM Holdings Ltd.	228,373
34,000	Swire Pacific Ltd.	500,580
620,000	TCC International Holdings Ltd.	344,486
90,000	Wharf Holdings Ltd.	627,616

		9,144,540

	Indonesia - 0.98%
1,552,000	Bank Rakyat Indonesia Persero Tbk PT	1,180,522
417,000	Indosat Tbk PT	248,622
1,067,000	Perusahaan Gas Negara PT	501,845
1,630,000	Tower Bersama Infrastructure Tbk PT	452,323

		2,383,312

	Israel - 0.18%
40,740	Mizrahi Tefahot Bank Ltd.	433,593

	Italy - 1.67%
223,500	Enel S.p.A.	1,460,397
45,540	Fiat Industrial S.p.A.(a)	588,180
145,500	Intesa Sanpaolo S.p.A.	387,436
32,040	Saipem S.p.A.	1,654,566

		4,090,579

	Japan - 13.71%
7,600	ABC-Mart, Inc.	308,223
17,000	Air Water, Inc.	204,793
9,700	Aisin Seiki Co. Ltd.	375,347
36,000	Asahi Glass Co. Ltd.	421,282
14,600	Astellas Pharma, Inc.	566,496
25,200	Bridgestone Corp.	580,622
18,000	Chiyoda Corp.	207,486
27,900	Chubu Electric Power Co., Inc.	544,852
11,000	Coca-Cola West Co. Ltd.	210,773
4,800	Dena Co. Ltd.	206,431
12,600	Denso Corp.	468,625
28,100	Elpida Memory, Inc.(a)	330,982
5,400	FANUC Corp.	903,004
40,000	Fuji Heavy Industries Ltd.	310,841
15,500	FUJIFILM Holdings Corp.	483,430
28,000	Fujitsu Ltd.	160,045
12,000	Gree, Inc.	262,329
2,100	Hirose Electric Co. Ltd.	215,269
8,000	Hitachi High-Technologies Corp.	175,285
46,000	Hitachi Ltd.	273,010
12,000	Hitachi Metals Ltd.	169,567
17,900	Honda Motor Co. Ltd.	689,632
17,200	Hoya Corp.	380,783
52,300	ITOCHU Corp.	543,965
193	Japan Tobacco, Inc.	744,994
20,400	JSR Corp.	395,416
25,000	Kamigumi Co. Ltd.	233,645
92	KDDI Corp.	661,934
36,000	Kubota Corp.	319,376
2,800	Lawson, Inc.	146,891
5,800	Makita Corp.	270,274
24,000	Marubeni Corp.	159,499
71,000	Mazda Motor Corp.(a)	187,099
16,000	Mitsubishi Chemical Holdings Corp.	113,378
33,900	Mitsubishi Corp.	846,749
32,000	Mitsubishi Estate Co. Ltd.	561,599
78,000	Mitsubishi Materials Corp.	245,758
48,000	Mitsubishi Tanabe Pharma Corp.	803,358
137,000	Mitsubishi UFJ Financial Group, Inc.	667,647
4,850	Mitsubishi UFJ Lease & Finance Co. Ltd.	187,700
49,400	Mitsui & Co. Ltd.	854,133
71,000	Mitsui Chemicals, Inc.	258,714

9,700	MS&AD Insurance Group Holdings	227,046
17,000	NHK Spring Co. Ltd.	173,843
500	Nintendo Co. Ltd.	93,894
15,000	Nippon Electric Glass Co. Ltd.	192,467
13,700	Nippon Telegraph & Telephone Corp.	660,776
93,000	Nippon Yusen Kabushiki Kaisha	345,526
4,300	Nitto Denko Corp.	218,488
56,000	NKSJ Holdings, Inc.	369,610
9,700	NOK Corp.	166,235
26,400	Nomura Holdings, Inc.	130,276
37,000	NSK Ltd.	369,380
155	NTT DoCoMo, Inc.	276,821
48,000	Obayashi Corp.	209,653
6,880	ORIX Corp.	669,230
24,900	Panasonic Corp.	304,509
39,750	Promise Co. Ltd.(a)	338,448
478	Rakuten, Inc.	494,742
20,000	Rohto Pharmaceutical Co. Ltd.	227,608
40,000	Sekisui House Ltd.	372,443
21,300	Seven & I Holdings Co. Ltd.	572,841
10,700	Shin-Etsu Chemical Co. Ltd.	573,540
2,400	SMC Corp.	432,648
19,000	Softbank Corp.	719,574
12,700	Sony Corp.	335,093
21,000	Sony Financial Holdings, Inc.	379,673
14,900	Start Today Co. Ltd.	297,539
67,000	Sumitomo Chemical Co. Ltd.	334,537
27,000	Sumitomo Heavy Industries Ltd.	188,457
52,100	Sumitomo Mitsui Financial Group, Inc.	1,606,487
142,000	Sumitomo Mitsui Trust Holdings, Inc.	494,264
12,600	T&D Holdings, Inc.	299,907
7,800	TDK Corp.	430,259
8,700	Terumo Corp.	470,971
8,700	Tokyo Electron Ltd.	475,741
28,000	Tokyo Gas Co. Ltd.	126,374
110,000	Toshiba Corp.	579,958
7,000	Toyo Seikan Kaisha Ltd.	117,857
7,000	Toyo Suisan Kaisha Ltd.	165,603
52,100	Toyota Motor Corp.	2,145,435
82,000	Ube Industries Ltd.	246,872

		33,485,861

	Jersey - 1.01%
104,760	Resolution Ltd.	493,851
47,940	Shire Plc	1,498,929
25,040	United Business Media Ltd.	223,705
19,400	WPP Plc	243,041

		2,459,526

	Luxembourg - 0.22%
18,260	Ternium SA(b)	539,218

	Malaysia - 0.47%
436,500	Axiata Group Berhad	725,383
199,000	IJM Corp. Berhad	425,364

		1,150,747

	Mexico - 0.96%
388,000	America Movil SAB de CV	523,254
135,800	Gruma SAB de CV	281,841
208,100	Grupo Mexico SAB de CV	687,121
37,800	Grupo Modelo SAB de CV	228,572

208,600	Wal-Mart de Mexico SAB de CV	619,110

		2,339,898

	Netherlands - 2.21%
106,700	Aegon NV(a)	727,061
2,500	Akzo Nobel NV	157,953
7,760	Gemalto NV	370,587
89,800	ING Groep NV(a)	1,106,657
39,816	Koninklijke Philips Electronics NV	1,023,279
32,050	STMicroelectronics NV	319,018
51,549	Unilever NV	1,691,881

		5,396,436

	Nigeria - 0.08%
39,265	Guaranty Trust Bank Plc(a)	196,325

	Norway - 1.06%
23,280	Aker Solutions ASA	465,123
79,400	Storebrand ASA	675,314
52,620	Telenor ASA	861,142
10,270	Yara International ASA	577,023

		2,578,602

	Portugal - 0.15%
15,000	Galp Energia SGPS SA	357,748

	Republic of Korea - 3.59%
2,023	GS Holdings Corp.	148,760
29,750	Hynix Semiconductor, Inc.	702,898
6,754	Hyundai Motor Co.	1,505,694
9,810	Kia Motors Corp.	667,356
24,700	Korea Electric Power Corp.(a)	656,111
49,470	Korean Reinsurance Co.	647,818
1,358	LG Household & Health Care Ltd.	584,474
2,328	POSCO	1,011,413
2,037	Samsung Electronics Co. Ltd.	1,583,216
2,200	Samsung Engineering Co. Ltd.(a)	527,595
15,520	Shinhan Financial Group Co. Ltd.	742,161

		8,777,496

	Russian Federation - 2.05%
106,500	Gazprom OAO(a)	1,549,575
190,000	Sberbank of Russia(a)	700,792
15,000	Severstal OAO(a)	247,500
37,830	Sistema JSFC(a)	973,574
200,000	TNK-BP Holding(a)	628,953
20,090	Uralkali(a)	903,434

		5,003,828

	Singapore - 1.10%
89,500	Keppel Corp. Ltd.	809,765
80,000	Keppel Land Ltd.	236,390
259,000	Singapore Telecommunications Ltd.	667,582
60,581	United Overseas Bank Ltd.	972,637

		2,686,374

	South Africa - 1.28%
57,230	African Bank Investments Ltd.	291,458
12,272	African Rainbow Minerals Ltd.	342,594
36,860	AngloGold Ashanti Ltd.	1,554,904
16,490	Naspers Ltd.	931,259

		3,120,215

	Spain - 1.93%
117,571	Banco Bilbao Vizcaya Argentaria SA	1,380,149
94,540	Banco Santander Central Hispano SA	1,089,120
13,800	Gas Natural SDG SA	289,046

10,740	Inditex SA	978,568
16,360	Indra Sistemas SA	337,475
26,640	Telefonica SA	650,652

		4,725,010

	Sweden - 1.09%
8,700	Assa Abloy AB	233,841
17,400	Elekta AB	824,170
6,305	Modern Times Group AB	417,001
83,210	Telefonaktiebolaget LM Ericsson	1,197,849

		2,672,861

	Switzerland - 5.16%
16,843	Cie Financiere Richemont SA	1,103,773
6,610	Kuehne & Nagel International AG	1,004,224
64,219	Nestle SA	3,996,255
9,200	Roche Holding AG	1,540,271
3,365	Schindler Holding AG	409,269
3,198	Swisscom AG	1,466,081
18,255	Transocean Ltd.	1,191,764
103,325	UBS AG(a)	1,885,637

		12,597,274

	Taiwan - 0.56%
135,000	Hon Hai Precision Industry Co. Ltd.	464,777
359,000	Taiwan Semiconductor Manufacturing Co. Ltd.	904,774
447,000	Advanced Semiconductor Engineering, Inc.	492,876
97,000	Catcher Technology Co. Ltd.(a)	614,097
225,000	Formosa Plastics Corp.	813,127
16,000	HTC Corp.	540,980
108,000	Nan Ya Printed Circuit Board Corp.	411,076
122,000	Taiwan Fertilizer Co. Ltd.	376,117
182,000	Unimicron Technology Corp.	324,924

		4,942,748

	Thailand - 0.76%
44,250	Banpu Pcl	1,034,123
26,000	Siam Cement Pcl	345,835
271,600	Total Access Communication Pcl	484,985

		1,864,943

	Turkey - 0.39%
70,511	Aygaz AS	456,620
38,800	Turkiye Garanti Bankasi AS	176,067
139,680	Turkiye Vakiflar Bankasi Tao	315,823

		948,510

	United Kingdom - 12.85%
16,490	AMEC Plc	288,140
30,240	Anglo American Plc	1,499,726
46,530	ARM Holdings Plc	437,552
411,960	Barclays Plc	1,690,011
80,850	BG Group Plc	1,835,780
6,868	BHP Billiton Plc	269,871
178,946	BP Plc	1,317,583
31,500	British American Tobacco Plc	1,381,330
39,240	British Sky Broadcasting Group Plc	532,728
137,200	BT Group Plc	444,859
21,480	Burberry Group Plc	499,512
14,500	Carphone Warehouse Group Plc	98,440
5,100	Diageo Plc	104,341
28,900	Experian Plc	368,127
54,460	GlaxoSmithKline Plc	1,167,314
240,500	HSBC Holdings Plc	2,384,502

27,160	IG Group Holdings Plc	190,012
157,490	International Power Plc	813,399
223,100	ITV Plc(a)	256,172
22,483	Johnson Matthey Plc	709,993
12,610	Kazakhmys Plc	279,527
41,980	Kingfisher Plc	180,329
824,200	Lloyds Banking Group Plc(a)	647,686
128,030	National Grid Plc	1,260,357
15,460	Pearson Plc	292,462
40,740	Prudential Plc	470,419
26,240	Reckitt Benckiser Group Plc	1,449,295
10,423	Rio Tinto Plc	752,603
109,320	Royal Dutch Shell Plc	3,894,057
19,489	SABMiller Plc	711,361
299,370	TalkTalk Telecom Group Plc	687,669
24,740	Unilever Plc	798,265
842,690	Vodafone Group Plc	2,234,521
30,700	William Hill Plc	112,559
59,910	Xstrata Plc	1,319,546

		31,380,048

	Total Common Stocks (Cost $228,055,161)	232,205,047

	PREFERRED STOCKS - 0.87%
	Brazil - 0.87%
25,200	Banco Bradesco SA	510,249
19,800	Itau Unibanco Holding SA	459,143
51,300	Marcopolo SA	229,768
29,100	Petroleo Brasileiro SA	440,047
34,000	Tim Participacoes SA	164,265
6,400	Tim Participacoes SA - ADR(b)	314,944

		2,118,416

	Total Preferred Stocks (Cost $2,224,273)	2,118,416

	REAL ESTATE INVESTMENT TRUSTS - 0.22%
	United Kingdom - 0.22%
55,775	British Land Co. Plc	545,318

	Total Real Estate Investment Trusts (Cost $498,328)	545,318

	INVESTMENT COMPANIES - 1.92%
	Exchange Traded Funds - 1.92%
200,000	PowerShares India Portfolio (b)	4,692,000

	Total Investment Companies (Cost $4,840,940)	4,692,000

	SHORT TERM INVESTMENTS - 1.28%
	Money Market Funds - 1.28%
3,129,985	Federated Prime Obligations Fund Effective Yield, 0.09%	3,129,985

	Total Short Term Investments (Cost $3,129,985)	3,129,985

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.36%
	Money Market Funds - 0.36%
882,700	Mount Vernon Prime Portfolio Effective Yield, 0.20%	882,700
5,588	Reserve Primary Fund (c)	100

	Total Investments Purchased as Securities Lending Collateral (Cost $888,288)	882,800

	Total Investments (Cost $239,636,975) - 99.71%	243,573,566
	Other Assets and Liabilities - 0.29%	706,992

	TOTAL NET ASSETS - 100.00%	$244,280,558

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-Income producing.
(b)	All or portion of this security is on loan.
(c)	As of June 30, 2011, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $100, which represents 0.00% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$239,636,975

Gross unrealized appreciation	15,671,445
Gross unrealized depreciation	(11,734,854)

Net unrealized appreciation	$3,936,591

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 :

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$37,050,425	$195,154,622	$-	$232,205,047

Preferred Stocks	2,118,416	-	-	2,118,416

Real Estate Investment Trusts	-	545,318	-	545,318

Investment Companies	4,692,000	-	-	4,692,000

Short Term Investments	3,129,985	-	-	3,129,985

Investments Purchased as Securities Lending Collateral	882,700	-	100	882,800

Total Investments in Securities	$47,873,526	$195,699,940	$100	$243,573,566

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$100
Accrued discounts/(amortization of premiums), net	-
Realized loss	-
Change in unrealized appreciation	-
Net sales	-
Transfers in and/or (out) of Level 3	-

Balance as of June 30, 2011	$100

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2011.	$-

GuideMarkSM Opportunistic Equity Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Number of Shares		Value

	COMMON STOCKS - 97.00%
	Aerospace & Defense - 4.93%
16,880	BE Aerospace, Inc. (a)	$688,873
4,790	Goodrich Corp.	457,445
17,200	Honeywell International, Inc.	1,024,948
16,000	ITT Corp. (b)	942,880
6,422	Precision Castparts Corp. (b)	1,057,382
61,000	Textron, Inc. (b)	1,440,210
22,855	United Technologies Corp.	2,022,896

		7,634,634

	Air Freight & Logistics - 0.79%
7,688	Expeditors International of Washington, Inc.	393,549
8,710	Fedex Corp.	826,143

		1,219,692

	Airlines - 2.00%
135,000	Delta Air Lines, Inc. (a)	1,237,950
163,120	Southwest Airlines Co.	1,862,830

		3,100,780

	Auto Components - 0.54%
18,970	Tenneco, Inc. (a)(b)	836,008

	Automobiles - 0.90%
41,105	General Motors Co. (a)	1,247,948
4,891	Tesla Motors, Inc. (a)(b)	142,475

		1,390,423

	Beverages - 0.84%
18,530	Pepsico, Inc.	1,305,068

	Biotechnology - 1.44%
9,750	Celgene Corp. (a)	588,120
14,550	Gilead Sciences, Inc. (a)	602,515
6,920	United Therapeutics Corp. (a)(b)	381,292
12,630	Vertex Pharmaceuticals, Inc. (a)	656,634

		2,228,561

	Capital Markets - 1.33%
39,224	Jefferies Group, Inc. (b)	800,170
18,462	State Street Corp.	832,451
11,760	Waddell & Reed Financial, Inc.	427,476

		2,060,097

	Chemicals - 1.82%
17,515	Air Products and Chemicals, Inc.	1,674,084
14,040	Celanese Corp.	748,472
7,720	Westlake Chemical Corp. (b)	400,668

		2,823,224

	Commercial Banks - 5.75%
34,837	BB&T Corp. (b)	935,025
8,886	City National Corp.	482,065
16,124	Columbia Banking System, Inc.	277,655
107,533	First Horizon National Corp. (b)	1,025,865
58,605	Fulton Financial Corp.	627,660
15,675	Glacier Bancorp, Inc. (b)	211,299
24,853	PNC Financial Services Group, Inc.	1,481,487
65,200	U.S. Bancorp (b)	1,663,252

78,230	Wells Fargo & Co. (b)	2,195,134

		8,899,442

	Commercial Services & Supplies - 0.49%
32,610	Geo Group, Inc. (a)(b)	751,008

	Communications Equipment - 1.20%
69,515	Cisco Sys, Inc.	1,085,129
13,600	Qualcomm, Inc.	772,344

		1,857,473

	Computers & Peripherals - 2.31%
8,720	Apple, Inc. (a)	2,927,042
23,640	EMC Corp. (a)(b)	651,282

		3,578,324

	Construction Materials - 0.59%
107,000	Cemex SAB de CV - ADR (a)(b)	920,200

	Diversified Financial Services - 3.28%
123,000	Bank of America Corp. (b)	1,348,080
38,000	Citigroup, Inc. (a)	1,582,320
52,475	JPMorgan Chase & Co.	2,148,327

		5,078,727

	Electrical Equipment - 0.93%
10,150	Cooper Industries Plc	605,651
22,291	Sensata Technologies Holding NV (a)	839,256

		1,444,907

	Energy Equipment & Services - 2.05%
11,670	Ensco Plc - ADR	622,011
30,385	Exterran Holdings, Inc. (a)(b)	602,535
11,860	Halliburton Co.	604,860
10,050	National Oilwell Varco, Inc. (b)	786,010
30,160	Weatherford International Ltd. (a)(b)	565,500

		3,180,916

	Food & Staples Retailing - 2.77%
9,321	BJS Wholesale Club, Inc. (a)	469,312
81,780	Sysco Corp. (b)	2,549,901
23,910	Wal-Mart Stores, Inc. (b)	1,270,577

		4,289,790

	Food Products - 3.33%
104,705	Conagra Foods, Inc.	2,702,436
45,125	General Mills, Inc.	1,679,553
8,995	Ralcorp Holdings, Inc. (a)(b)	778,787

		5,160,776

	Health Care Equipment & Supplies - 4.59%
27,390	Baxter International, Inc.	1,634,909
74,300	Carefusion Corp. (a)	2,018,731
12,920	Hill-Rom Holdings, Inc.	594,837
2,605	Intuitive Surgical, Inc. (a)(b)	969,346
48,930	Medtronic, Inc.	1,885,273

		7,103,096

	Health Care Providers & Services - 1.14%
34,240	UnitedHealth Group, Inc.	1,766,099

	Health Care Technology - 0.44%
35,000	Allscripts Healthcare Solutions, Inc. (a)	679,700

	Hotels, Restaurants & Leisure - 2.44%
587	Chipotle Mexican Grill, Inc. (a)(b)	180,908
15,835	McDonald’s Corp. (b)	1,335,207
15,060	Penn National Gaming, Inc. (a)	607,520
6,785	Vail Resorts, Inc. (a)(b)	313,603
124,614	Wendys Arbys Group, Inc.	631,793
4,938	Wynn Resorts Ltd.	708,800

		3,777,831

	Household Durables - 0.11%
6,934	M.D.C. Holdings, Inc. (b)	170,854

	Household Products - 1.20%
29,345	Procter & Gamble Co.	1,865,462

	Industrial Conglomerates - 2.52%
14,055	3M Co. (b)	1,333,117
136,270	General Electric Co.	2,570,052

		3,903,169

	Insurance - 5.23%
29,510	Arch Capital Group Ltd. (a)(b)	941,959
26,545	Assurant, Inc.	962,787
134,205	Assured Guaranty Ltd. (b)	2,188,884
10,520	Lincoln National Corp. (b)	299,715
35,380	Prudential Financial, Inc.	2,249,814
10,350	Travelers Companies, Inc. (b)	604,233
39,000	XL Group Plc	857,220

		8,104,612

	Internet & Catalog Retail - 0.52%
3,078	Homeaway, Inc. (a)	119,119
1,330	Priceline.com, Inc. (a)(b)	680,867

		799,986

	Internet Content/Information - 0.15%
13,676	Bankrate, Inc. (a)(b)	226,748

	Internet Software & Services - 2.11%
1,460	Google, Inc. (a)	739,315
583	LinkedIn Corp. (a)(b)	52,522
5,400	Mercadolibre, Inc. (b)	428,436
5,335	OpenTable, Inc. (a)(b)	443,445
106,100	Yahoo, Inc. (a)(b)	1,595,744

		3,259,462

	IT Services - 1.48%
9,290	Alliance Data Systems Corp. (a)(b)	873,910
71,000	Western Union Co.	1,422,130

		2,296,040

	Life Sciences Tools & Services - 0.31%
15,180	Icon Plc - ADR (a)(c)	357,641
10,400	Pacific Biosciences of California, Inc. (a)(b)	121,680

		479,321

	Machinery - 4.25%
11,460	Danaher Corp.	607,265
40,050	Dover Corp.	2,715,390
14,890	Idex Corp. (b)	682,707
34,110	Illinois Tool Works, Inc. (b)	1,926,874
7,245	Parker Hannifin Corp.	650,166

		6,582,402

	Media - 1.01%
40,023	The Walt Disney Co. (b)	1,562,498

	Metals & Mining - 2.44%
37,000	Anglogold Ashanti Ltd. - ADR (b)	1,557,330
8,780	Freeport-McMoRan Copper & Gold, Inc.	464,462
32,400	Newmont Mining Corp.	1,748,628

		3,770,420

	Multiline Retail - 0.31%
10,340	Nordstrom, Inc. (b)	485,360

	Oil, Gas & Consumable Fuels - 12.78%
9,737	Alpha Natural Resources, Inc. (a)(b)	442,449
5,532	Amyris, Inc. (a)(b)	155,394

16,835	Anadarko Petroleum Corp.	1,292,255
18,555	Apache Corp.	2,289,502
40,100	BP Plc - ADR (c)	1,776,029
17,960	Cimarex Energy Co. (b)	1,614,963
12,710	Consol Energy, Inc. (b)	616,181
41,505	Devon Energy Corp.	3,271,009
26,199	Occidental Petroleum Corp. (b)	2,725,744
41,000	Plains Exploration & Production Co. (a)	1,562,920
40,000	QEP Resources, Inc. (b)	1,673,200
6,000	Solazyme, Inc. (a)(b)	137,820
14,775	Southwestern Energy Co. (a)(b)	633,552
26,900	Tesoro Corp. (a)(b)	616,279
21,373	Ultra Petroleum Corp. (a)(b)	978,883

		19,786,180

	Pharmaceuticals - 5.59%
31,340	Abbott Laboratories	1,649,111
24,785	Johnson & Johnson (b)	1,648,698
43,890	Merck & Co, Inc.	1,548,878
65,100	Mylan, Inc. (a)(b)	1,606,017
77,710	Pfizer, Inc.	1,600,826
25,230	Warner Chilcott Plc	608,800

		8,662,330

	Professional Services - 0.06%
3,082	RPX Corp. (a)	86,388

	Real Estate Management & Development - 0.20%
3,325	Jones Lang Lasalle, Inc.	313,548

	Road & Rail - 0.54%
39,840	Avis Budget Group, Inc. (a)(b)	680,866
7,427	Zipcar, Inc. (a)(b)	151,585

		832,451

	Semiconductors & Semiconductor Equipment - 0.51%
17,580	Atmi, Inc. (a)	359,159
40,970	ON Semiconductor Corp. (a)	428,956

		788,115

	Software - 4.10%
8,100	Ansys, Inc. (a)	442,827
16,880	Autodesk, Inc. (a)	651,568
10,050	Informatica Corp. (a)	587,221
18,160	Longtop Financial Technologies Ltd. - ADR (a)(b)(d)	104,102
65,565	Microsoft Corp.	1,704,690
16,880	NICE Systems Ltd. - ADR (a)	613,757
24,090	Nuance Communications, Inc. (a)(b)	517,212
28,260	Oracle Corp. (b)	930,037
10,430	Red Hat, Inc. (a)	478,737
2,116	salesforce.com, Inc. (a)(b)	315,242

		6,345,393

	Specialty Retail - 2.21%
11,290	Ross Stores, Inc. (b)	904,555
10,797	Rue21, Inc. (a)(b)	350,902
9,032	Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	583,287
43,581	Williams Sonoma, Inc.	1,590,271

		3,429,015

	Textiles, Apparel & Luxury Goods - 0.63%
14,842	Compagnie Financiere Richemont SA (c)	972,641

	Thrifts & Mortgage Finance - 1.51%
110,016	First Niagara Financial Group, Inc.	1,452,211
149,000	MGIC Investment Corp. (a)(b)	886,550

		2,338,761

	Wireless Telecommunication Services - 1.33%
381,500	Sprint Nextel Corp. (a)	2,056,285

	Total Common Stocks (Cost $153,234,244)	150,204,217

	REAL ESTATE INVESTMENT TRUSTS - 0.15%
	Real Estate Investment Trusts (REITs) - 0.15%
12,553	Colony Financial, Inc. (b)	226,833

	Total Real Estate Investment Trusts (Cost $232,964)	226,833

	SHORT TERM INVESTMENTS - 2.91%
	Money Market Funds - 2.91%
4,512,625	Federated Prime Obligations Fund 0.09%, 01/01/2050	4,512,625

	Total Short Term Investments (Cost $4,512,625)	4,512,625

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.70%
	Money Market Funds - 31.70%
49,093,579	Mount Vernon Prime Portfolio Effective Yield, 0.20%	49,093,579

	Total Investments Purchased as Securities Lending Collateral (Cost $49,093,579)	49,093,579

	Total Investments (Cost $207,073,412) - 131.76%	204,037,254
	Liabilities in Excess of Other Assets - (31.76)%	(49,184,461)

	TOTAL NET ASSETS - 100.00%	$154,852,793

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Foreign-Issued Security.
(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $104,102, which represents 0.07% of total net assets.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$207,073,412

Gross unrealized appreciation	4,478,759
Gross unrealized depreciation	(7,514,917)

Net unrealized appreciation	($3,036,158)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 :

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$150,204,217	$-	$-	$150,204,217

Real Estate Investment Trusts	226,833	-	-	226,833

Short Term Investments	4,512,625	-	-	4,512,625

Investments Purchased as Securities Lending Collateral	49,093,579	-	-	49,093,579

Total Investments in Securities	$204,037,254	$-	$-	$204,037,254

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

GuideMarkSM Core Fixed Income Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS - 0.15%
	Diversified Financial Services - 0.15%
14,200	Citigroup Capital XII	366,643
44,650	Federal Home Loan Mortgage Corp. (a)(e)	131,718
33,650	Federal National Mortgage Association (a)(e)	74,233

	Total Preferred Stocks (Cost $2,349,217)	572,594

Principal Amount

	ASSET BACKED SECURITIES - 2.43%
304,830	Accredited Mortgage Loan Trust Series 2005-3, 0.427%, 09/25/2035 (e)	279,240
	Brazos Higher Education Authority
1,322,805	Series 2005-3, 0.357%, 09/25/2023 (e)	1,309,743
800,000	Series 2001-2, 1.097%, 07/25/2029 (e)	791,995
	CIT Mortgage Loan Trust
297,547	Series 2007-1, 1.187%, 10/25/2037 (Acquired 10/05/2007, Cost $368,254) (d)(e)	288,667
550,000	Series 2007-1, 1.437%, 10/25/2037 (Acquired 10/05/2007, Cost $550,000) (d)(e)	419,928
1,030,000	CNH Equipment Trust Series 2010-C, 1.170%, 05/15/2015	1,033,546
75,636	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	58,310
113,304	Countrywide Asset-Backed Certificates Series 2005-4, 4.456%, 10/25/2035 (e)	111,717
	Countrywide Home Equity Loan Trust
198,027	Series 2004-R, 0.437%, 03/15/2030 (e)	122,389
274,212	Series 2004-N, 0.467%, 02/15/2034 (e)	172,992
301,447	Series 2004-O, 0.467%, 02/15/2034 (e)	193,128
269,318	Series 2005-F, 0.427%, 12/15/2035 (e)	142,680
438,342	Education Funding Capital Trust I Series 2004-1, 0.407%, 12/15/2022 (e)	435,639
460,237	Goal Capital Funding Trust Series 2010-1, 0.957%, 08/25/2048 (c)(e)	459,250
470,891	Knowledgeworks Foundation Series 2010-1, 1.207%, 02/25/2042 (e)	464,296
701,431	Morgan Stanley Series 2003-N, 1.207%, 10/25/2033 (e)	572,194
546,327	Nelnet Student Loan Trust Series 2010-3, 1.033%, 07/27/2048 (c)(e)	549,598
165,407	Northstar Education Finance, Inc. Series 2005-1, 0.353%, 10/28/2026 (e)	164,554
930,260	Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, 1.376%, 10/01/2035 (e)	942,456
151,788	Residential Asset Mortgage Products, Inc. Series 2004-R, 0.667%, 03/25/2034 (e)	100,526
238,257	U.S. Education Loan Trust, LLC Series 2006-1, 0.384%, 03/01/2025 (c)(e)	237,677
740,000	World Omni Auto Receivables Trust Series 2011-A, 1.110%, 05/15/2015	741,539

	Total Asset Backed Securities (Cost $10,237,667)	9,592,064

	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.87%
	Bank of America Corp.
539,544	Series 2005-B, 2.898%, 04/20/2035 (e)	416,975
110,000	Series 2007-5, 5.620%, 02/10/2051	116,801
	Bear Stearns Commercial Mortgage Securities
3,250,000	Series 2006-PW13, 5.540%, 09/11/2041	3,545,926
3,075,000	Series 2004-PWR5, 4.831%, 07/11/2042	3,184,978
	Bear Stearns Trust
371,047	Series 2004-9, 2.556%, 09/25/2034 (e)	316,042
681,343	Series 2005-2, 2.727%, 04/25/2035 (e)	537,855
	Chase Mortgage Financial Trust
244,038	Series 2007-A1, 2.810%, 02/25/2037 (e)	233,907
634,657	Series 2007-A1, 2.757%, 02/25/2037 (e)	617,177
2,265,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, 5.886%, 11/15/2044	2,474,082
2,000,000	Commercial Mortgage Pass Through Certificate Series 2005-LP5, 4.982%, 05/10/2043 (e)	2,157,094
	Countrywide Alternative Loan Trust
1,166,413	Series 2005-27, 1.823%, 08/25/2035 (e)	744,020
538,775	Series 2005-36, 2.740%, 08/25/2035 (e)	357,307
1,998,254	Series 2007-16CB, 6.000%, 08/25/2037	1,573,606
	Countrywide Home Loans, Inc.
104,902	Series 2003-52, 2.831%, 02/19/2034 (e)	95,944
41,029	Series 2004-HYB6, 3.057%, 11/20/2034 (e)	34,967
259,623	Series 2005-11, 0.487%, 03/25/2035 (e)	167,551
613,782	Series 2005-R1, 0.547%, 03/25/2035 (Acquired 03/04/2005, Cost $625,161) (d)(e)	526,944
424,797	Series 2005-11, 3.156%, 04/25/2035 (e)	202,061
23,541	First Horizon Mortgage Trust Series 2004-AR6, 2.764%, 12/25/2034 (e)	22,186
1,364,285	GMAC Mortgage, LLC Series 2002-C1, 6.278%, 11/15/2039	1,373,692
	GS Mortgage Securities Corp.
587,082	Series 2005-GG4, 4.680%, 07/10/2039	610,407

900,000	Series 2006-GG8, 5.560%, 11/10/2039	976,457
600,000	Series 2007-GG10, 5.800%, 08/10/2045 (b)(e)	645,125
806,636	GSMPS Mortgage Loan Trust Series 2005-RP1, 0.537%, 01/25/2035 (Acquired 03/07/2005, Cost $825,027) (d)(e)	692,560
472,666	IndyMac Mortgage Loan Trust Series 2005-16IP, 0.507%, 07/25/2045 (e)	307,708
500,000	JPMorgan Commercial Mortgage Series 2006-LDP7, 5.880%, 04/15/2045 (e)	555,549
	JPMorgan Mortgage Trust
422,093	Series 2007-A1, 2.805%, 07/25/2035 (e)	401,889
381,238	Series 2007-A1, 2.783%, 07/25/2035 (e)	366,684
411,107	Series 2007-A1, 2.949%, 07/25/2035 (e)	386,951
800,000	LB-UBS Commercial Mortgage Trust Series 2007-C7, 5.866%, 09/15/2045 (e)	871,147
	Lehman Brothers-UBS Commercial Mortgage Trust
432,383	Series 2005-C3, 4.664%, 07/15/2030	450,986
400,000	Series 2007-C1, 5.424%, 02/15/2040	431,667
375,870	Master Reperforming Loan Trust Series 2005-1, 7.000%, 08/25/2034 (Acquired 03/09/2005, Cost $398,857) (d)	386,201
1,000,000	Merrill Lynch Mortgage Trust Series 2006-C1, 5.674%, 05/12/2039 (e)	1,106,785
402,647	MLCC Mortgage Investors, Inc. Series 2004-A3, 5.005%, 05/25/2034 (e)	405,851
1,872,136	Prime Mortgage Trust Series 2006-DR1, 6.000%, 05/25/2035 (Acquired 10/25/2006, Cost $1,895,562) (d)	1,651,925
361,270	Residential Asset Mortgage Products, Inc. Series 2004-SL4, 7.500%, 07/25/2032	366,001
75,237	Structured Adjustable Rate Mortgage Loan Series 2004-5, 2.543%, 05/25/2034 (e)	68,285
1,500,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, 5.308%, 11/15/2048	1,622,023
86,251	Washington Mutual Series 2004-AR3, 2.577%, 06/25/2034 (e)	84,186

	Total Collateralized Mortgage Obligations (Cost $32,268,946)	31,087,502

	CORPORATE OBLIGATIONS - 32.38%
	Agricultural Products - 0.17%
575,000	Lorillard Tobacco Co. 8.125%, 06/23/2019(b)	670,740

	Air Freight & Logistics - 0.19%
775,000	United Parcel Service, Inc. 3.125%, 01/15/2021	737,512

	Banks - 3.14%
750,000	BBVA Bancomer Servicios SA 7.250%, 04/22/2020(b)(c)	789,375
1,150,000	Canadian Imperial Bank of Commerce 1.450%, 09/13/2013	1,155,436
400,000	Capital One Capital III 7.686%, 08/15/2036(e)	410,500
250,000	Capital One Financial Corp. 8.800%, 07/15/2019	307,270
755,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/2015	748,672
760,000	Glitnir Bank 6.693%, 06/15/2016 (Acquired 06/14/2006, Cost $758,848) (d)(e)(f)	3,876
800,000	HSBC Capital Funding LP 4.610%, 12/31/2049(b)(c)(e)	775,203
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (d)(f)	1,275
400,000	KeyCorp 5.100%, 03/24/2021	408,174
400,000	Landwirtschaftliche Rentenbank 2.125%, 07/15/2016	399,484
	Lloyds TSB Bank PLC
200,000	6.500%, 09/14/2020(c)	188,975
410,000	6.375%, 01/21/2021	427,595
900,000	North American Development Bank 4.375%, 02/11/2020	938,815
1,415,000	PNC Funding Corp. 4.250%, 09/21/2015	1,519,618
	Royal Bank of Scotland Group Plc
140,000	5.000%, 11/12/2013	142,772
625,000	4.875%, 08/25/2014(c)	650,950
250,000	Sovereign Bank 8.750%, 05/30/2018	284,715
400,000	SunTrust Banks, Inc. 3.600%, 04/15/2016	404,321
1,120,000	U.S. Bancorp 1.375%, 09/13/2013	1,125,675
400,000	Union Bank, NA 3.000%, 06/06/2016(b)	399,051
760,000	Wells Fargo & Co. 4.600%, 04/01/2021	765,709
600,000	Westpac Banking Corp. 2.250%, 11/19/2012	611,657

		12,459,118

	Beverages - 0.70%
955,000	PepsiCo, Inc. 2.500%, 05/10/2016	966,195

1,825,000	The Coca-Cola Co. 0.750%, 11/15/2013	1,816,791

		2,782,986

	Biotechnology - 0.10%
385,000	Genzyme Corp. 5.000%, 06/15/2020	414,204

	Capital Markets - 2.78%
1,955,000	Bear Stearns Companies, Inc. 7.250%, 02/01/2018(b)	2,324,653
	Goldman Sachs Group, Inc.
1,050,000	5.950%, 01/18/2018	1,133,304
400,000	6.750%, 10/01/2037	401,218
	Merrill Lynch & Co, Inc.
1,775,000	6.400%, 08/28/2017(b)	1,940,031
800,000	6.500%, 07/15/2018	852,165
	Morgan Stanley
600,000	5.950%, 12/28/2017(b)	645,898
325,000	6.625%, 04/01/2018	358,508
	State Street Corp.
595,000	4.300%, 05/30/2014	643,900
1,115,000	2.875%, 03/07/2016	1,132,364
	The Bank of New York Mellon Corp.
740,000	1.500%, 01/31/2014(b)	748,041
760,000	4.300%, 05/15/2014	822,088

		11,002,170

	Chemicals - 0.28%
	Dow Chemical Co.
375,000	7.600%, 05/15/2014	435,149
700,000	4.250%, 11/15/2020	685,777

		1,120,926

	Commercial Services & Supplies - 0.09%
350,000	International Lease Finance Corp. 5.750%, 05/15/2016(b)	345,011

	Communications - 0.31%
730,000	Rogers Cable, Inc. 5.500%, 03/15/2014	804,389
410,000	Telefonica Emisiones SAU 3.992%, 02/16/2016	415,159

		1,219,548

	Consumer Finance - 1.79%
650,000	American Express Co. 8.150%, 03/19/2038	865,459
1,405,000	American Express Credit Corp. 5.125%, 08/25/2014	1,534,425
1,020,000	Caterpillar Financial Services Corp. 6.125%, 02/17/2014	1,147,118
1,350,000	John Deere Capital Corp. 4.900%, 09/09/2013	1,466,034
	SLM Corp.
430,000	5.000%, 10/01/2013	447,437
1,140,000	5.375%, 05/15/2014	1,187,671
400,000	6.250%, 01/25/2016(b)	415,409

		7,063,553

	Containers & Packaging - 0.02%
75,000	Rock-Tenn Co. 5.625%, 03/15/2013	77,813

	Diversified Financial Services - 3.51%
	Bank of America Corp.
740,000	4.500%, 04/01/2015	774,335
1,200,000	5.625%, 07/01/2020	1,241,194
369,000	Citigroup Capital XXI 8.300%, 12/21/2077	378,225
	Citigroup, Inc.
450,000	5.000%, 09/15/2014	471,929
1,025,000	6.010%, 01/15/2015(b)	1,128,851
1,035,000	6.125%, 11/21/2017	1,144,630
405,000	5.375%, 08/09/2020(b)	423,403
300,000	Discover Bank 8.700%, 11/18/2019	362,467
350,000	First Niagara Financial Group, Inc. 6.750%, 03/19/2020	386,444
300,000	FUEL Trust 3.984%, 06/15/2016(c)	297,893
	General Electric Capital Corp.
780,000	5.400%, 02/15/2017	854,017
1,410,000	5.625%, 05/01/2018(b)	1,544,340
370,000	5.300%, 02/11/2021(b)	385,724
1,215,000	5.875%, 01/14/2038(b)	1,233,192
1,400,000	JPMorgan Chase 3.700%, 01/20/2015	1,456,937
500,000	JPMorgan Chase Capital XXV 6.800%, 10/01/2037(b)	496,060
750,000	National Rural Utilities Cooperative Finance Corp. 1.125%, 11/01/2013	750,940
500,000	NCUA Guaranteed Notes 3.000%, 06/12/2019	494,250

		13,824,831

	Diversified Manufacturing - 0.74%
	Cooper U.S., Inc.
780,000	2.375%, 01/15/2016	784,406
485,000	3.875%, 12/15/2020(b)	486,555
955,000	ITT Corp. 4.900%, 05/01/2014	1,042,490
500,000	Tyco Electronics Group SA 6.550%, 10/01/2017	589,895

		2,903,346

	Diversified Telecommunication Services - 1.74%
	AT&T, Inc.
600,000	2.950%, 05/15/2016	608,355
695,000	5.350%, 09/01/2040(b)	661,128
525,000	France Telecom SA 4.375%, 07/08/2014	568,954
143,000	Qwest Communications International, Inc. 8.000%, 10/01/2015	156,228
425,000	Qwest Corp. 8.375%, 05/01/2016	503,625
1,610,000	SBC Communications, Inc. 5.100%, 09/15/2014(b)	1,770,611
250,000	Sprint Capital Corp. 8.375%, 03/15/2012	261,250
380,000	Telecom Italia Capital 4.950%, 09/30/2014	396,509
1,140,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	1,482,492
425,000	Windstream Corp. 8.625%, 08/01/2016	444,656

		6,853,808

	Educational Services - 0.22%
825,000	Rensselaer Polytechnic Institute 5.600%, 09/01/2020	881,892

	Electric Utilities - 1.05%
275,000	Arizona Public Service Co. 8.750%, 03/01/2019(b)	353,582
585,000	Columbus Southern Power Co. 5.500%, 03/01/2013	625,833
375,000	Ipalco Enterprises, Inc. 5.000%, 05/01/2018(c)	367,258
375,000	Nevada Power Co. 5.875%, 01/15/2015	420,384
1,075,000	PSI Energy, Inc. 6.050%, 06/15/2016	1,227,600
700,000	Union Electric Co. 6.700%, 02/01/2019	823,213
300,000	Westar Energy, Inc. 6.000%, 07/01/2014	331,718

		4,149,588

	Electrical Equipment - 0.07%
274,000	L-3 Communications Holdings, Inc. 6.375%, 10/15/2015(b)	282,220

	Energy Equipment & Services - 0.24%
340,000	Cameron International Corp. 6.375%, 07/15/2018	388,958
550,000	Ensco Plc 4.700%, 03/15/2021(b)	556,676

		945,634

	Food & Staples Retailing - 0.22%
450,000	CVS Caremark Corporation 5.750%, 05/15/2041(b)	444,016
410,000	Wal Mart Stores, Inc. 5.625%, 04/15/2041	424,544

		868,560

	Food Products - 0.21%
400,000	Cargill, Inc. 4.307%, 05/14/2021(c)	403,923
375,000	Kraft Foods, Inc. 6.500%, 02/09/2040	417,968

		821,891

	Health Care Equipment & Supplies - 0.94%
400,000	Baxter International, Inc. 1.800%, 03/15/2013	406,876
730,000	Becton Dickinson & Co. 3.250%, 11/12/2020	696,243
350,000	Boston Scientific Corp. 4.500%, 01/15/2015	369,332
775,000	Covidien International Finance SA 2.800%, 06/15/2015	795,355
490,000	Hospira, Inc. 6.050%, 03/30/2017	556,832
825,000	Medtronic, Inc. 3.000%, 03/15/2015	862,516

		3,687,154

	Health Care Providers & Services - 0.71%
960,000	Express Scripts, Inc. 6.250%, 06/15/2014	1,081,814
500,000	HCA, Inc. 7.875%, 02/15/2020(b)	545,000
1,150,000	UnitedHealth Group, Inc. 4.875%, 02/15/2013	1,216,540

		2,843,354

	Independent Power Producers & Energy Traders - 0.60%
	Exelon Generation Co., LLC
540,000	5.200%, 10/01/2019	564,489
550,000	6.250%, 10/01/2039	557,706
1,175,000	Southern Power Co. 6.250%, 07/15/2012	1,236,258

		2,358,453

	Industrial Conglomerates - 0.23%
275,000	General Electric Co. 5.250%, 12/06/2017	305,070
540,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	605,538

		910,608

	Insurance - 1.46%
370,000	Aflac, Inc. 8.500%, 05/15/2019(b)	453,186
425,000	CNA Financial Corp. 7.350%, 11/15/2019(b)	485,245
300,000	Lincoln National Corp. 4.850%, 06/24/2021	296,890
400,000	MetLife Capital Trust X 9.250%, 04/08/2068(c)(e)	490,000
960,000	MetLife, Inc. 5.000%, 11/24/2013	1,033,671
415,000	Prudential Financial, Inc. 5.100%, 09/20/2014	451,515
325,000	Reinsurance Group of America, Inc. 6.750%, 12/15/2065 (e)	310,779
375,000	Transatlantic Holdings, Inc. 8.000%, 11/30/2039	411,633
1,240,000	Travelers Property Casualty Corp. 5.000%, 03/15/2013	1,322,110
500,000	Willis North America, Inc. 6.200%, 03/28/2017(b)	545,831

		5,800,860

	Internet Software & Services - 0.13%
515,000	eBay, Inc. 0.875%, 10/15/2013	514,138

	IT Services - 0.47%
405,000	Fiserv, Inc. 3.125%, 06/15/2016	403,327
1,150,000	International Business Machines Corp. 7.625%, 10/15/2018	1,464,739

		1,868,066

	Life Sciences Tools & Services - 0.07%
	Life Technologies Corp.
150,000	6.000%, 03/01/2020	163,022
100,000	5.000%, 01/15/2021(b)	101,643

		264,665

	Machinery - 0.25%
650,000	Eaton Corp. 5.600%, 05/15/2018	732,487
250,000	Valmont Industries, Inc. 6.625%, 04/20/2020	274,223

		1,006,710

	Media - 1.62%
350,000	Charter Communications Operating, LLC 10.875%, 09/15/2014(c)	386,750
	Comcast Corp.
1,000,000	6.300%, 11/15/2017(b)	1,160,674
670,000	5.875%, 02/15/2018	752,498
	DIRECTV Holdings, LLC
855,000	3.550%, 03/15/2015	894,084
285,000	6.350%, 03/15/2040	300,809
500,000	Dish DBS Corp. 7.125%, 02/01/2016	530,000
725,000	NBC Universal, Inc. 2.875%, 04/01/2016(c)	726,961
375,000	News America, Inc. 6.150%, 02/15/2041(c)	372,744
1,120,000	Time Warner Cable, Inc. 6.750%, 07/01/2018(b)	1,300,700

		6,425,220

	Metals & Mining - 0.58%
450,000	Cliffs Natural Resources, Inc. 4.875%, 04/01/2021	452,110
300,000	Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/2017	328,126
765,000	Rio Tinto Finance USA Ltd. 2.500%, 05/20/2016	767,366
	Teck Resources Ltd.
225,000	10.750%, 05/15/2019(b)	284,743
435,000	6.000%, 08/15/2040	428,260

		2,260,605

	Multi-Utilities - 0.94%
1,705,000	Dominion Resources, Inc. 1.800%, 03/15/2014(b)	1,722,261

1,225,000	MidAmerican Energy Holdings Co. 5.875%, 10/01/2012	1,299,427
600,000	Sempra Energy 6.500%, 06/01/2016	695,596

		3,717,284

	Office Electronics - 0.21%
775,000	Xerox Corp. 4.250%, 02/15/2015	825,863

	Oil & Gas - 2.33%
350,000	Anadarko Petroleum Corp. 6.375%, 09/15/2017(b)	401,738
1,395,000	BP Capital Plc 3.200%, 03/11/2016(b)	1,420,390
	Energy Transfer Partners LP
765,000	8.500%, 04/15/2014	890,605
525,000	9.000%, 04/15/2019(b)	653,738
375,000	Enterprise Products Operating LP 8.375%, 08/01/2066(e)	406,358
725,000	Marathon Oil Corp. 6.000%, 10/01/2017	833,946
400,000	Nexen, Inc. 7.500%, 07/30/2039	448,818
775,000	ONEOK Partners LP 6.125%, 02/01/204(b)	792,196
	Petrobras International Finance Co.
310,000	3.875%, 01/27/2016	317,229
320,000	5.375%, 01/27/2021	330,179
235,000	6.875%, 01/20/2040	251,394
980,000	Petroleos Mexicanos 8.000%, 05/03/2019	1,213,241
425,000	Transocean, Inc. 6.000%, 03/15/2018	471,207
	Valero Energy Corp.
275,000	9.375%, 03/15/2019	351,759
275,000	6.625%, 06/15/2037(b)	287,635
125,000	Weatherford International Ltd. 9.625%, 03/01/2019	161,661

		9,232,094

	Oil, Gas & Consumable Fuels - 0.15%
150,000	Anadarko Petroleum Corp. 8.700%, 03/15/2019	191,428
405,000	Spectra Energy Partners LP 4.600%, 06/15/2021	400,750

		592,178

	Pharmaceuticals - 1.04%
1,225,000	Novartis Capital Corp. 2.900%, 04/24/2015	1,275,546
	Sanofi-Aventis SA
1,195,000	1.625%, 03/28/2014	1,209,709
795,000	4.000%, 03/29/2021	796,680
760,000	Teva Pharmaceutical Finance 3.000%, 06/15/2015	782,771

		4,064,706

	Pipelines - 1.08%
600,000	Duke Energy, Inc. 5.668%, 08/15/2014	664,747
	Enterprise Products Operating LLC
1,000,000	5.650%, 04/01/2013	1,073,081
525,000	6.125%, 10/15/2039	535,700
575,000	Spectra Energy Capital LLC 5.650%, 03/01/2020	621,601
	TransCanada Pipelines Ltd.
775,000	7.625%, 01/15/2039	962,785
300,000	6.350%, 05/15/206(e)	301,944
100,000	Transocean, Inc. 6.500%, 11/15/2020(b)	112,023

		4,271,881

	Real Estate - 1.16%
	Developers Diversified Realty Corp.
295,000	9.625%, 03/15/2016	356,300
225,000	7.500%, 04/01/2017	255,099
925,000	HCP, Inc. 5.375%, 02/01/2021	955,851
200,000	Health Care Property Investments, Inc. 6.000%, 01/30/2017(b)	220,492
	Health Care REIT, Inc.
475,000	3.625%, 03/15/2016	478,514
555,000	5.250%, 01/15/2022	553,976
250,000	Kilroy Realty Corp. 5.000%, 11/03/2015	260,814
	Simon Property Group LP
1,115,000	5.750%, 12/01/2015(b)	1,252,837
275,000	4.375%, 03/01/2021	271,196

		4,605,079

	Retail - 0.07%
225,000	Macys Retail Holdings, Inc. 7.450%, 07/15/2017	267,093

	Road & Rail - 0.13%
400,000	Burlington Northern Santa Fe LLC 7.950%, 08/15/2030	516,030

	Semiconductor & Semiconductor Equipment - 0.20%
755,000	Analog Devices, Inc. 3.000%, 04/15/2016	774,509

	Semiconductors & Semiconductor Equipment - 0.17%
685,000	Applied Materials, Inc. 2.650%, 06/15/2016(b)	688,405

	Thrifts & Mortgage Finance - 0.02%
85,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016	85,513

	Tobacco - 0.25%
	Altria Group, Inc.
500,000	9.700%, 11/10/2018	657,975
240,000	9.250%, 08/06/2019	313,419

		971,394

	Total Corporate Obligations (Cost $124,977,855)	127,977,213

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.05%
156,000	United Mexican States 6.750%, 09/27/2034	182,130

	Total Foreign Government Debt Obligations (Cost $144,999)	182,130

	MORTGAGE BACKED SECURITIES - 33.20%
	Federal Home Loan Mortgage Corp.
1,000,000	Series 2590, 5.000%, 03/15/2018	1,095,804
16,089	Pool #E9-9763, 4.500%, 09/01/2018	17,201
16,117	Pool #E9-9764, 4.500%, 09/01/2018	17,231
390,198	Pool #D9-6291, 4.500%, 09/01/2023	415,339
3,646,565	Pool #G1-3833, 4.500%, 05/01/2025	3,881,520
432,869	Pool #J1-3196, 3.500%, 10/01/2025	441,619
1,648,290	Series 3817, 4.000%, 03/15/2026	1,741,748
792,955	Series 2329, 6.500%, 06/15/2031	881,650
441,165	Series 2338, 6.500%, 07/15/2031	502,918
655,839	Pool #78-0447, 2.500%, 04/01/2033 (e)	687,264
1,779,662	Pool #G0-8085, 5.000%, 10/01/2035	1,898,937
737	Pool #A4-3129, 5.500%, 02/01/2036	802
877,482	Pool #C0-3404, 4.500%, 09/01/2039	913,806
	Federal National Mortgage Association
499,499	Pool #467626, 3.740%, 05/01/2018	515,147
4,985	Pool #685505, 5.000%, 05/01/2018	5,389
5,877	Pool #705709, 5.000%, 05/01/2018	6,354
1,700,000	Pool #958815, 4.506%, 06/01/2019	1,803,604
1,300,000	Pool #466216, 3.540%, 10/01/2020	1,269,194
2,089,394	Pool #FN0001, 3.762%, 12/01/2020	2,097,649
1,932,292	Pool #AD3775, 4.500%, 03/01/2025	2,060,416
941,839	Pool #AD5693, 4.500%, 05/01/2025	1,000,463
3,323,052	Pool #AH6301, 4.000%, 05/01/2026	3,467,586
6,000,000	Pool #TBA, 3.500%, 07/15/2026 (g)	6,110,628
515,571	Pool #544859, 3.113%, 08/01/2029 (e)	535,415
529,697	Pool #786848, 7.000%, 10/01/2031	613,399
41,185	Pool #727181, 5.000%, 08/01/2033	44,023
12,295	Pool #730727, 5.000%, 08/01/2033	13,143
3,075	Pool #741862, 5.500%, 09/01/2033	3,348
4,180	Pool #766197, 5.500%, 02/01/2034	4,553
664	Pool #776974, 5.500%, 04/01/2034	725
382,348	Pool #888504, 2.323%, 04/01/2034 (e)	399,119
301,246	Series 2004-71, 0.000%, 04/25/2034 (Acquired 04/07/2006, Cost $39,505) (d)(k)(i)	3,163
23,265	Pool #775776, 5.500%, 05/01/2034	25,336
4,000,000	Pool #TBA, 4.500%, 07/01/2034 (g)	4,139,532
608,836	Pool #725705, 5.000%, 08/01/2034	651,045
914,475	Pool #782284, 6.000%, 09/01/2034	1,014,555
801,335	Pool #791563, 6.000%, 09/01/2034	885,528
19,297	Pool #794371, 6.000%, 09/01/2034	21,381
445,173	Pool #802783, 2.659%, 10/01/2034 (e)	468,382
649,376	Pool #802493, 6.000%, 11/01/2034	719,733
39,718	Pool #781629, 5.500%, 12/01/2034	43,250
1,071	Pool #806098, 6.000%, 12/01/2034	1,183
4,007,605	Pool #735224, 5.500%, 02/01/2035	4,364,674
1,475,119	Pool #808057, 6.000%, 02/01/2035	1,633,867
500,152	Pool #735504, 6.000%, 04/01/2035	554,888
34,184	Pool #822815, 5.500%, 04/01/2035	37,212
31,761	Pool #357850, 5.500%, 07/01/2035	34,566
39,536	Pool #820242, 5.000%, 07/01/2035	42,267
2,856,913	Pool #820345, 5.000%, 09/01/2035	3,050,662
5,315	Pool #838452, 5.500%, 09/01/2035	5,794
58,421	Pool #745000, 6.000%, 10/01/2035	64,692
1,824,454	Pool #844158, 5.000%, 11/01/2035	1,948,184
798,087	Pool #745755, 5.000%, 12/01/2035	852,710
77,874	Pool #848939, 6.500%, 01/01/2036	88,368
25,714	Pool #851639, 6.500%, 01/01/2036	29,151
341,332	Pool #888022, 5.000%, 02/01/2036	364,481
36,796	Pool #865854, 6.000%, 03/01/2036	40,662
50,555	Pool #891474, 6.000%, 04/01/2036	55,867
319,757	Pool #897776, 6.500%, 09/01/2036	362,496
546,829	Pool #893681, 6.000%, 10/01/2036	604,282
1,166,120	Pool #893923, 6.000%, 10/01/2036	1,288,639
1,363,643	Pool #894005, 6.000%, 10/01/2036	1,506,915
82,363	Pool #902468, 6.000%, 11/01/2036	90,784
221,402	Pool #897505, 6.500%, 12/01/2036	250,995
69,776	Pool #906000, 6.000%, 01/01/2037	76,910

578	Pool #928062, 5.500%, 02/01/2037	628
943	Pool #899119, 5.500%, 04/01/2037	1,026
969	Pool #938488, 5.500%, 05/01/2037	1,054
81,432	Pool #945069, 6.500%, 08/01/2037	92,686
1,420	Pool #970131, 5.500%, 03/01/2038	1,546
980,322	Pool #889579, 6.000%, 05/01/2038	1,078,725
993	Pool #981313, 5.500%, 06/01/2038	1,080
73,609	Pool #889697, 6.000%, 07/01/2038	80,929
1,406	Pool #985108, 5.500%, 07/01/2038	1,529
623	Pool #964930, 5.500%, 08/01/2038	678
959	Pool #987032, 5.500%, 08/01/2038	1,044
904	Pool #968371, 5.500%, 09/01/2038	984
966,377	Pool #AD0095, 6.000%, 11/01/2038	1,063,380
553	Pool #993050, 5.500%, 12/01/2038	601
280	Pool #MC0018, 5.500%, 12/01/2038	307
3,000,000	Pool #TBA, 5.000%, 06/01/2039 (g)	3,187,968
3,000,000	Pool #TBA, 6.000%, 07/01/2039 (g)	3,295,782
23,056	Pool #AA9133, 4.500%, 08/01/2039	24,010
120,782	Pool #AC1246, 4.500%, 08/01/2039	125,970
267,388	Pool #AC1579, 4.500%, 08/01/2039	278,875
44,447	Pool #AC2861, 4.500%, 08/01/2039	46,287
37,635	Pool #934943, 4.500%, 09/01/2039	39,252
181,082	Pool #AC3246, 4.500%, 09/01/2039	188,861
178,013	Pool #AC3310, 4.500%, 10/01/2039	185,660
22,179	Pool #AC5107, 4.500%, 10/01/2039	23,132
90,369	Pool #AC6121, 4.500%, 11/01/2039	94,110
30,950	Pool #AC8372, 4.500%, 12/01/2039	32,231
24,119	Pool #AC8832, 4.500%, 12/01/2039	25,155
264,847	Pool #AD0585, 4.500%, 12/01/2039	276,225
821,249	Pool #AD0586, 4.500%, 12/01/2039	855,246
26,318	Pool #AC3946, 4.500%, 01/01/2040	27,448
26,192	Pool #AD1922, 4.500%, 01/01/2040	27,317
1,074,430	Pool #AD5574, 5.000%, 04/01/2040	1,143,938
3,882,322	Pool #AD5661, 5.000%, 05/01/2040	4,133,479
4,037,230	Pool #AD6949, 5.500%, 06/01/2040	4,370,443
3,635,741	Pool #AB1231, 5.000%, 07/01/2040	3,870,946
5,785,743	Pool #AD6943, 5.000%, 07/01/2040	6,160,038
3,248,672	Pool #AD7111, 5.000%, 07/01/2040	3,476,213
9,000,000	Pool #TBA, 4.000%, 07/01/2040 (g)	9,002,809
996,218	Pool #AE2542, 3.500%, 09/01/2040	954,210
996,115	Pool #AB2072, 3.500%, 01/01/2041	954,111
2,699,135	Pool #AH3373, 5.000%, 01/01/2041	2,873,749
1,993,522	Pool #AE0828, 3.500%, 02/01/2041	1,909,461
2,993,209	Pool #AE0937, 3.500%, 02/01/2041	2,866,993
	Government National Mortgage Association
290,911	Pool #752842X, 3.950%, 07/15/2025	300,485
49,480	Pool #614436X, 5.000%, 08/15/2033	53,966
823,723	Pool #618907X, 5.000%, 09/15/2033	898,416
128,618	Pool #605098X, 5.000%, 03/15/2034	140,240
91,812	Pool #520279X, 5.000%, 11/15/2034	100,137
1,652,581	Pool #644812X, 6.000%, 05/15/2035	1,856,141
2,039,555	Pool #688021X, 6.000%, 10/15/2038	2,274,210
271,634	Pool #736686X, 5.000%, 02/15/2039	294,822
2,048,512	Pool #782858X, 6.000%, 03/15/2039	2,284,251
540,987	Pool #720103X, 4.500%, 06/15/2039	573,644
1,000,000	Pool #TBA, 5.000%, 07/01/2039 (g)	1,083,282
2,066,458	Pool #723248, 5.000%, 10/15/2039	2,251,901
743,019	Pool #726382, 5.000%, 10/15/2039	809,697
2,168,615	Pool #752631C, 4.500%, 10/20/2040	2,288,012
2,114,457	Pool #004947M, 5.000%, 02/20/2041	2,298,700
2,000,000	Pool #TBA, 4.500%, 07/15/2041 (g)	2,111,250
1,000,000	Pool #TBA, 4.500%, 07/15/2041 (g)	1,052,656

	Total Mortgage Backed Securities (Cost $127,690,147)	131,216,074

	MUNICIPAL DEBT OBLIGATIONS - 1.85%
250,000	American Municipal Power, Inc., Series E, Revenue Bond, 6.270%, 02/15/2050	250,648
	California, GO,
725,000	7.500%, 04/01/2034	820,700
175,000	7.950%, 03/01/2036	190,845
600,000	7.550%, 04/01/2039	687,216
925,000	7.625%, 03/01/2040	1,065,793
225,000	Dallas Area Rapid Transit Sales, Refunding, Revenue Bond, 5.250%, 12/01/2048	231,235
500,000	Illinois, GO, 7.350%, 07/01/2035 (b)	532,110
1,058,789	Missouri Higher Education Loan Authority, Series A-1, Revenue Bond, Series 2010-1, 1.207%, 11/26/2032 (e)	1,061,404
500,000	New York State Dormitory Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2040	518,310
	South Carolina Student Loan Corp., Series A-1, Revenue Bond,
1,000,000	0.354%, 12/03/2018 (e)	984,240
1,000,000	0.401%, 12/02/2019 (e)	971,290

	Total Municipal Debt Obligations (Cost $6,866,046)	7,313,791

	SUPRANATIONAL OBLIGATIONS - 0.99%
4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,899,076

	Total Supranational Obligations (Cost $3,539,228)	3,899,076

	US GOVERNMENT AGENCY ISSUE - 1.94%
1,200,000	Federal Home Loan Banks 5.625%, 06/11/2021	1,396,861
1,600,000	Federal National Mortgage Association 5.375%, 06/12/2017(b)	1,864,611
2,568,738	New Valley Generation 7.299%, 03/15/2019	3,092,119
1,200,000	Tennessee Valley Authority 4.375%, 06/15/2015	1,326,606

	Total US Government Agency Issue (Cost $7,164,143)	7,680,197

	U.S. TREASURY OBLIGATIONS - 15.59%
	U.S. Treasury Bonds - 3.37%
557,625	2.375%, 01/15/2027 (b)(h)	636,913
400,000	5.000%, 05/15/2037	444,375
700,000	4.375%, 11/15/2039 (b)	700,438
2,200,000	4.375%, 05/15/2040 (b)	2,198,979
8,805,000	4.250%, 11/15/2040 (b)	8,608,261
690,000	4.750%, 02/15/2041 (b)	733,556
	U.S. Treasury Notes - 12.22%
2,800,000	0.625%, 02/28/2013 (b)(l)	2,811,267
2,400,000	1.250%, 02/15/2014 (b)	2,435,626
15,140,000	2.000%, 01/31/2016 (b)	15,436,895
9,635,000	2.000%, 04/30/2016 (b)	9,782,579
2,700,000	1.500%, 06/30/2016	2,667,511
12,310,000	3.625%, 02/15/2021 (b)	12,837,988
2,335,000	3.125%, 05/15/2021 (b)	2,328,803

	Total U.S. Treasury Obligations (Cost $60,664,673)	61,623,191

Number of Shares		Value

	WARRANT - 0.00%
272	Semgroup Corp. Expiration: November, 2014, Exercise Price: $1.00 (Acquired 12/07/2009, Cost $0)(a)(d)	1,836

	Total Warrants (Cost $0)	1,836

	SHORT TERM INVESTMENTS - 10.11%
	Money Market Funds - 1.31%
5,158,153	Federated Prime Obligations Fund Effective Yield, 0.090%, 01/01/2050	5,158,153

Principal Amount

	Repurchase Agreement - 8.80%
34,800,000	Merrill Lynch Repurchase Agreement 0.060%, 07/01/2011 (Collateralized by various U.S. Government Agency Issues, value $35,454,450, 0.000% to 5.375%, 01/03/12 to 06/12/17)	34,800,000

	Total Short Term Investments (Cost $39,958,153)	39,958,153

Number of Shares

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 21.13%
	Money Market Funds - 21.11%
83,430,622	Mount Vernon Prime Portfolio Effective Yield, 0.200%	83,430,622
4,931	Reserve Primary Fund (j)	88

	Total Money Market Funds (Cost $83,435,553)	83,430,710

Principal Amount

	Cash - 0.02%
$92,223	Cash	92,223

	Total Cash (Cost $92,223)	92,223

	Total Investments Purchased as Securities Lending Collateral (Cost $83,527,776)	83,522,933

	Total Investments (Cost $499,388,850) - 127.69%	504,626,754
	Liabilities in Excess of Other Assets - (27.69)%	(109,435,827)

	TOTAL NET ASSETS - 100.00%	$395,190,927

Percentages are stated as a percent of net assets.

(a)	Non-Income producing.
(b)	All or portion of this security is on loan.
(c)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $6,696,557, which represents 1.69% of total net assets.

(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $3,976,375 , which represents 1.01% of total net assets.

(e)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2011.
(f)	Non-income producing. Item identified is in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On June 30, 2011, the total value of investments purchased on a when-issued basis was $29,983,907 or 7.59% of total net assets.
(h)	Represents a U.S. Treasury Inflation protected Security.

(i)

Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2011. The securities are illiquid and total $3,163, which represents 0.00% of net assets.

(j)	As of June 30, 2011, the Advisor has fair valued this security and deemed it illiquid. The value of this security was $88, which represents 0.00% of total net assets.
(k)	Zero coupon bond.
(l)	Partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Cost of investments	$499,388,850

Gross unrealized appreciation	11,261,927
Gross unrealized depreciation	(6,024,023)

Net unrealized depreciation	$5,237,904

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Forward Sale Commitments
(Unaudited)

Description	Principal Amount	Settlement Date	Proceeds Received	Value

Federal National Mortgage Association, Pool #TBA, 3.500%, 07/15/2041	$4,000,000	7/14/2011	$3,866,172	$3,826,248
Federal National Mortgage Association, Pool #TBA, 3.500%, 08/15/2040	1,000,000	8/11/2011	960,469	954,062

	$5,000,000		$4,826,641	$4,780,310

Schedule of Open Futures Contracts
(Unaudited)

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)

Eurodollar 90 Day Futures	10	2,491,375	Sep-11	$37,733
Eurodollar 90 Day Futures	5	1,244,750	Dec-11	40,454
U.S. Treasury 2 Year Note Futures	56	12,283,251	Oct-11	21,791
U.S. Treasury 5 Year Note Futures	2	238,391	Oct-11	1,763
U.S. Treasury 10 Year Note Futures	15	1,834,922	Oct-11	(12,530)
U.S. Treasury Long Bond Futures	(5)	(615,156)	Oct-11	5,779
U.S. Treasury Ultra Bond Futures	2	-	Oct-11	(2,472)

				$92,518

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patters of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, including investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs and used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 :

	Level 1	Level 2	Level 3	Total

Preferred Stock	$572,594	$-	$-	$572,594

Fixed Income
Asset Backed Securities	-	9,592,064	-	9,592,064
Collateralized Mortgage Obligations	-	31,087,502	-	31,087,502
Corporate Obligations	-	127,977,213	-	127,977,213
Foreign Government Debt Obligations	-	182,130	-	182,130
Mortgage Backed Securities	-	131,216,074	-	131,216,074
Municipal Debt Obligations	-	7,313,791	-	7,313,791
Supranational Obligation	-	3,899,076	-	3,899,076
U.S. Government Agency Issues	-	7,680,197	-	7,680,197
U.S. Treasury Obligations	-	61,623,191	-	61,623,191

Total Fixed Income	-	380,571,238	-	380,571,238

Warrants	1,836	-	-	1,836

Short Term Investments	5,158,153	34,800,000	-	39,958,153

Investments Purchased as Securities Lending Collateral	83,522,845	-	88	83,522,933

Total Investments in Securities	$89,255,428	$415,371,238	$88	$504,626,754

Other Financial Instruments*
Forward Currency Contracts	$-	$(4,780,310)	$-	$(4,780,310)
Futures	92,518	-	-	92,518

Total	$92,518	$(4,780,310)	$-	$(4,687,792)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward sale commitments and futures. Forward sale commitments are reflected at value. Futures are reflected at the unrealized appreciation (depreciation) on the instrument.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments Purchased as Securities Lending Collateral

Balance as of March 31, 2011	$88
Accrued discounts/(amortization of premiums), net	-
Realized loss	-
Change in unrealized appreciation	-
Net sales	-
Transfers in and/or (out) of Level 3	-

Balance as of June 30, 2011	$88

Change in unrealized appreciation during the period for Level 3 investments held at June 30, 2011.	$-

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period, the Fund used money market and fixed income derivatives including futures, forwards, and options for both hedging and investment purposes, primarily duration management and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on 90-day Eurodollars: short, medium, and long-term U.S. debt, medium and long-term German debt, long-term Australian debt, and long-term debt of the United Kingdom. Forward contracts were also used during the period, both on foreign currencies as well as on forward purchase commitments, such as TBAs, of fixed income instruments. Option positions previously established in a prior period were present in the Fund during the period, but no new option contracts were entered into during the period.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives such as forwards involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of June 30, 2011

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value

Interest Rate Contracts - Futures*	Variation margin on futures contracts	$107,520	Variation margin on futures contracts	$15,002

Total		$107,520		$15,002

*Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The average monthly notional amount of futures during the year ended June 30, 2011 were as follows:

Long Positions	GuideMarkSM Core Fixed Income Fund

Futures	$40,092,475

Short Positions	GuideMarkSM Core Fixed Income Fund

Futures	$2,524,789

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

GuideMarkSM Tax-Exempt Fixed Income Fund
Schedule of Investments
June 30, 2011 (Unaudited)

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS - 96.37%
	Alabama - 0.52%
500,000	Mobile Industrial Development Board Pollution Control, Revenue Bond, 4.875%, 06/01/2034 (a)	$531,310

	Alaska - 1.15%
870,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond, 4.625%, 06/01/2023	800,531
345,000	Valdez Marine-BP Pipelines, Series B, Refunding, Revenue Bond, BP Plc Insured, 5.000%, 01/01/2021	378,579

		1,179,110

	Arizona - 3.60%
1,000,000	Phoenix Civic Improvement Corp., Revenue Bond, 5.500%, 07/01/2028	975,260
1,000,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	1,096,780
500,000	Pinal County Industrial Development Authority Correctional Facilities, Revenue Bond, ACA Insured, 5.250%, 10/01/2015	505,630
1,000,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	1,117,080

		3,694,750

	Arkansas - 0.47%
500,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	484,740

	California - 10.14%
1,000,000	California Department of Water Resources Power Supply, Series L, Refunding, Revenue Bond, 5.000%, 05/01/2019	1,170,340
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	511,884
710,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond, 6.400%, 08/15/2045	663,573
860,000	California Statewide Communities Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	783,907
600,000	California Statewide Communities Development Authority, Series A, Revenue Bond, ACA Insured, 5.625%, 08/01/2034	562,818
1,000,000	California, GO, 6.500%, 04/01/2033	1,110,050
1,000,000	Gilroy Unified School District, GO, Assured Guaranty Insured, 6.000%, 08/01/2025	1,131,590
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond, 5.000%, 06/01/2017	700,455
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,048,450
580,000	Los Angeles Unified School District, Series F, GO, FGIC Insured, 5.000%, 07/01/2021	602,997
500,000	Roseville Westpark Community Facilities, Special Tax, 5.250%, 09/01/2037	384,870
1,175,000	San Francisco Steinhart Aquarium, Series F, GO, 5.000%, 06/15/2023	1,227,711
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	531,030

		10,429,675

	Colorado - 0.70%
700,000	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	718,613

	Connecticut - 1.06%
1,000,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2025	1,091,600

	Delaware - 0.39%
500,000	New Castle County, Revenue Bond, 5.000%, 09/01/2036	396,255

	Florida - 2.15%
315,000	Beacon Lakes Community Development, Series A, Special Assessment, 6.000%, 05/01/2038	263,538
240,000	Boynton Village Community Development District, Series A, Special Assessment, 5.750%, 05/01/2037	171,754
300,000	Brevard County Health Facilities Authority, Revenue Bond, 7.000%, 04/01/2039	324,867
500,000	Miami-Dade County Educational Facilities, Series A, Revenue Bond, 5.000%, 04/01/2034	555,995
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	517,115
525,000	Tolomato Community Development District, Special Assessment, 6.375%, 05/01/2017	371,054

		2,204,323

	Georgia - 3.44%
1,000,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	1,062,460
1,000,000	Fulton County School District, Refunding, GO, 5.250%, 01/01/2014	1,109,580
750,000	Georgia, Series I, Refunding, GO, 5.000%, 07/01/2021	892,875
500,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	474,240

		3,539,155

	Hawaii - 0.53%
500,000	Hawaii, Series DJ, GO, 5.000%, 04/01/2024	543,520

	Idaho - 1.07%
1,000,000	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1,103,400

	Illinois - 4.62%
1,000,000	Chicago Board of Education, Series B, Refunding, GO, 5.000%, 12/01/2023	1,011,970
450,000	Illinois Financial Authority, Revenue Bond, 7.000%, 08/15/2044	462,254
400,000	Markham, Series A, GO, 6.000%, 02/01/2025	406,700
525,000	Markham, Series C, GO, 4.750%, 02/01/2017	524,328
500,000	Northlake, GO, FGIC Insured, 5.000%, 12/01/2029	512,575
	Railsplitter Tobacco Settlement Authority, Revenue Bond,
750,000	5.000%, 06/01/2018	793,890
500,000	5.500%, 06/01/2023	510,305
500,000	6.250%, 06/01/2024	520,025

		4,742,047

	Indiana - 3.52%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond, 5.250%, 07/15/2034	512,770

390,000	Indiana State Finance Authority, Refunding, Revenue Bond, 6.000%, 12/01/2026	395,070
1,000,000	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	1,152,570
655,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	741,185
750,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured, 5.250%, 07/15/2021	825,225

		3,626,820

	Iowa - 1.78%
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	653,748
1,000,000	Iowa Finance Authority, Revenue Bond, 5.000%, 08/01/2018	1,177,360

		1,831,108

	Kansas - 0.95%
715,000	Wyandotte County, Revenue Bond, 4.875%, 10/01/2028	525,568
785,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (b)	449,075

		974,643

	Kentucky - 1.00%
1,000,000	Pikeville Hospital, Revenue Bond, 3.000%, 09/01/2013	1,030,570

	Louisiana - 1.48%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	922,656
500,000	Louisiana Public Facilities Authority, Revenue Bond, 5.500%, 05/15/2032	598,325

		1,520,981

	Maryland - 3.94%
550,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	515,339
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	1,387,823
485,000	Maryland Economic Development Corporation, Refunding, Revenue Bond, Consol Energy, Inc. Insured, 5.750%, 09/01/2025	477,584
500,000	Maryland Economic Development Corporation, Series A, Revenue Bond, 5.750%, 06/01/2035	487,920
750,000	Maryland Health & Higher Education Facilities Authority, Revenue Bond, 5.200%, 01/01/2024	699,038
500,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	494,445

		4,062,149

	Massachusetts - 3.67%
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	440,965
1,000,000	Massachusetts Health & Educational Facilities Authority, Revenue Bond, 5.500%, 07/01/2032	1,198,920
	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
700,000	5.000%, 12/15/2029	763,861
785,000	5.500%, 11/15/2036	852,604
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	517,550

		3,773,900

	Michigan - 1.54%
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured, 5.000%, 05/01/2017	862,936

725,000	Michigan Building Authority, Series I, Refunding, Revenue Bond, 4.750%, 10/15/2025	725,022

		1,587,958

	Minnesota - 2.39%
700,000	Minneapolis & St. Paul Housing and Redevolpment Authority Health Care, Revenue Bond, 4.000%, 08/15/2015	756,665
500,000	Minnesota, Series B, GO, 5.000%, 08/01/2021	589,750
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	606,256
500,000	St. Paul Housing & Redevelopment Authority, Refunding, Revenue Bond, 5.700%, 11/01/2015	500,150

		2,452,821

	Missouri - 4.31%
810,000	Hannibal Industrial Development Authority, Hannibal Regional Hospital, Refunding, Revenue Bond, 5.250%, 09/01/2018	834,584
900,000	Missouri Development Finance Board, Revenue Bond, 5.750%, 06/01/2034	925,317
1,000,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	1,064,260
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	1,092,840
500,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	525,085

		4,442,086

	New York - 7.80%
500,000	Brooklyn Arena Local Development Corporation, Revenue Bond, 6.500%, 07/15/2030	527,050
500,000	East Rochester Housing Authority Senior Living, Revenue Bond, 5.500%, 08/01/2033	414,835
345,000	Liberty Development Corp., Revenue Bond, 5.250%, 10/01/2035	342,168
1,000,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,112,800
1,250,000	New York City, Series A, GO, 5.000%, 08/01/2020	1,387,024
500,000	New York Dormitory Authority, Revenue Bond, 6.125%, 12/01/2029	486,795
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	599,725
1,000,000	New York, GO, 5.375%, 04/01/2036	1,043,280
	Sales Tax Asset Receivable Corp., Series A, Revenue Bond,
500,000	5.000%, 10/15/2017	555,205
500,000	5.250%, 10/15/2019	554,775
500,000	Tobacco Settlement Financing, Revenue Bond, 5.250%, 06/01/2021	523,005
500,000	Troy Capital Resource Corp., Series A, Revenue Bond, 5.125%, 09/01/2040	490,690

		8,037,352

	North Carolina - 0.85%
850,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	878,569

	Ohio - 3.63%
1,660,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	1,212,547
750,000	Lorain, Refunding, GO, 6.750%, 12/01/2023	828,383

500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	538,470
1,000,000	Ohio, Series A, GO, 5.000%, 09/01/2015	1,149,090

		3,728,490

	Oregon - 1.07%
1,000,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	1,102,360

	Pennsylvania - 11.51%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,384,612
370,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	397,498
880,000	Blair County, Series A, Refunding, GO, 5.375%, 08/01/2015	976,580
500,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	552,620
1,000,000	Lackawanna County, Series B, Refunding, GO, 6.000%, 09/15/2032	1,050,680
1,000,000	Lycoming County College, Revenue Bond, 5.500%, 07/01/2026	1,046,130
1,195,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Healthcare, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	1,227,444
500,000	Pennsylvania Economic Development Financing Authority, Allegheny Energy Supply, Revenue Bond, 7.000%, 07/15/2039	540,385
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
745,000	5.250%, 07/01/2019	780,604
500,000	5.800%, 07/01/2030	493,205
1,000,000	Pennsylvania, Refunding, GO, 5.250%, 02/01/2014	1,112,940
1,000,000	Pennsylvania, Series A, GO, 5.000%, 08/01/2023	1,096,820
500,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	543,470
625,000	Westmoreland County Industial Development Authority, Revenue Bond, 5.000%, 07/01/2025	620,031

		11,823,019

	Puerto Rico - 1.38%
625,000	Puerto Rico Commonwealth, Series A, Refunding, Revenue Bond, Assured Guaranty Insured, 5.000%, 07/01/2016	680,375
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO, 5.250%, 07/01/2032	740,844

		1,421,219

	South Dakota - 0.51%
500,000	South Dakota Housing Development Authority, Series A, Revenue Bond, 4.250%, 05/01/2015	524,905

	Tennessee - 0.51%
500,000	Memphis-Shelby County Airport Authority Special Facilities, Refunding, Revenue Bond, 5.050%, 09/01/2012	520,260

	Texas - 8.18%
1,370,000	Capital Area Cultural Education Facilities Finance Corporation, Refunding, Revenue Bond, 5.000%, 04/01/2018	1,419,799
430,000	Central Texas Regional Mobility Authority, Revenue Bond, 6.000%, 01/01/2041	424,143
635,000	Clifton Texas Higher Education Finance Corporation, Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	629,171
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	440,921

780,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	839,881
200,000	Lower Colorado River Authority, Series B, Refunding, Revenue Bond, FSA Insured, 6.000%, 05/15/2013	200,684
700,000	North Texas Tollway Authority, Series A, Refunded, Revenue Bond, 6.000%, 01/01/2019	796,404
250,000	North Texas Tollway Authority, Series A, Revenue Bond, 5.000%, 09/01/2020	282,485
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (a)	867,213
15,000	Socorro Independent School District, Unrefunded, GO, PSF-GTD Insured, 5.375%, 08/15/2013	15,079
500,000	Texas Private Activity Surface Transportation Corp., LBJ Infrastructure, Revenue Bond, 7.500%, 06/30/2033	559,230
845,000	Texas Private Activity Surface Transportation Corp., Revenue Bond, 7.500%, 12/31/2031	948,622
500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	575,625
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	445,420

		8,444,677

	Utah - 1.25%
1,200,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	1,281,131

	Virgin Islands - 0.97%
1,000,000	Virgin Islands Public Finance Authority, Refunding, Revenue Bond, 5.000%, 10/01/2025	997,910

	Virginia - 1.58%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1,166,670
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	465,268

		1,631,938

	Washington - 0.52%
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	536,360

	Wisconsin - 2.19%
195,000	Badger Tobacco Asset Securitization, Revenue Bond, 6.125%, 06/01/2027	205,068
500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	536,220
400,000	Wisconsin Health & Educational Facilities, Series A, Revenue Bond, 5.000%, 02/15/2018	415,984
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1,097,190

		2,254,462

	Total Municipal Debt Obligations (Cost $96,004,389)	99,144,186

Number of Shares

	SHORT TERM INVESTMENTS - 0.06%
	Money Market Fund - 0.06%
63,667	Fidelity Tax Exempt Portfolio Effective Yield, 0.01%	63,667

	Total Short Term Investments (Cost $63,667)	63,667

	Total Investments (Cost $96,068,056) - 96.43%	99,207,853
	Other Assets and Liabilities - 3.57%	3,673,507

	TOTAL NET ASSETS - 100.00%	$102,881,360

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown is the rate in effect on June 30, 2011.
(b)	Zero coupon bond.

Glossary of Terms
ACA	American Capital Access
FGIC	Financial Guaranty Insurance Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

	Cost of investments	$96,068,056

	Gross unrealized appreciation	4,279,553
	Gross unrealized depreciation	(1,139,756)

	Net unrealized appreciation	$3,139,797

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, investments purchased as securities lending collateral and warrants.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular securitiy. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2011 :

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Debt Obligations	$-	$99,144,186	$-	$99,144,186

Short Term Investments	63,667	-	-	63,667

Total Investments in Securities	$63,667	$99,144,186	$-	$99,207,853

There were no significant transfers in or out of Levels 1 and 2 during the period ended June 30, 2011.

Item 2. Controls and Procedures.

(a)

The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	8/19/11

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen
Principal Executive Officer/President

Date	8/19/11

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich
Principal Financial Officer/Treasurer

Date	8/19/11